UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

SUN CAPITAL ADVISERS TRUST

(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481

(Address of principal executive offices)  (Zip code)

James M.A. Anderson

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 432-1102 x 3330

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1.	SCHEDULE OF INVESTMENTS.

INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
ASSET BACKED SECURITY – 0.0%+
Airplanes Pass Through Trust, Series D(1)*
10.88%, 3/15/12 (cost $311,125)	$494	$0

CORPORATE DEBT OBLIGATIONS – 42.7%

AUTO – 0.5%
Ford Motor Credit Co.
8.00%, 12/15/16	500	316,139

BANKS – 2.3%
Countrywide Financial Corp.
6.25%, 5/15/16	325	231,375
HBOS PLC(2)
5.92%, 9/29/49	500	294,883
Huntington Capital
6.65%, 5/15/37	300	110,447
Icici Bank, Ltd.(2)
6.38%, 4/30/22	300	207,069
Wachovia Corp.
5.75%, 2/1/18	700	525,132
Washington Mutual Preferred Funding Trust(1) (2) *
6.53%, 3/29/49	750	937

		1,369,843

BROKERAGE – 1.7%
Jefferies Group, Inc.
6.25%, 1/15/36	500	309,925
Lehman Brothers Holdings, Inc. (1) *
5.75%, 5/17/13	500	62,500
Merrill Lynch & Co., Inc.
5.70%, 5/2/17	400	327,406
Morgan Stanley
4.75%, 4/1/14	500	265,048

		964,879

BUILDING MATERIALS – 1.8%
C10 Capital Spv., Ltd.(2)
6.72%, 12/1/49	650	601,562
Owens Corning, Inc.
6.50%, 12/1/16	500	442,456

		1,044,018

CABLE – 0.9%
Time Warner Entertainment Co.
10.15%, 5/1/12	500	548,609

ELECTRIC UTILITIES – 2.6%
Allegheny Energy Supply Co. LLC(2)
8.25%, 4/15/12	750	757,500
Nisource Finance Corp.
6.40%, 3/15/18	650	582,523
PSEG Energy Holdings, Inc.
8.50%, 6/15/11	200	202,461

		1,542,484

FINANCIALS – 4.5%
Allied Capital Corp.
6.00%, 4/1/12	500	465,410
American Capital Strategies, Ltd.
6.85%, 8/1/12	650	601,477
Capital One Capital III
7.69%, 8/15/36	700	335,638
CIT Group Funding Co.
4.65%, 7/1/10	350	247,369
Discover Financial Services
6.45%, 6/12/17	650	470,008
General Motors Acceptance Corp.
7.00%, 2/1/12	300	122,283
Noble Group, Ltd.(2)
6.63%, 3/17/15	500	365,860

		2,608,045

GAMING – 1.1%
Mashantucket Western Pequot Tribe(2)
8.50%, 11/15/15	1,000	650,000

GAS & PIPELINE UTILITIES – 3.4%
Enterprise Products Operating LP
7.03%, 1/15/68	1,000	806,230
Southern Natural Gas Co.(2)
5.90%, 4/1/17	500	442,497
Southern Union Co.
7.20%, 11/1/66	380	279,075
Transcanada Pipelines, Ltd.
6.35%, 5/15/67	600	474,649

		2,002,451

HEALTH SERVICES – 2.0%
Humana, Inc.
6.45%, 6/1/16	500	458,642
Medco Health Solutions, Inc.
7.13%, 3/15/18	700	709,312

		1,167,954

HOME CONSTRUCTION – 1.0%
KB Home & Broad Home Corp.
6.38%, 8/15/11	650	588,250

INSURANCE – 1.9%
American International Group, Inc.(2)
8.25%, 8/15/18	650	377,633
Assured Guaranty US Holdings, Inc.
6.40%, 12/15/66	600	291,193
Liberty Mutual Group, Inc.(2)
7.80%, 3/15/37	750	452,991

		1,121,817

METALS – 2.1%
Rio Tinto Fin USA, Ltd.
6.50%, 7/15/18	650	614,646

INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
United States Steel Corp.
6.05%, 6/1/17	$700	$608,266

		1,222,912

MULTIMEDIA – 0.8%
Grupo Televisa S.A.
6.00%, 5/15/18	500	471,885

OIL – 0.5%
Pemex Finance, Ltd.
9.03%, 2/15/11	300	315,710

REAL ESTATE INVESMENT TRUSTS – 4.8%
Commercial Net Lease Realty
6.25%, 6/15/14	550	527,492
Prologis
6.63%, 5/15/18	750	644,150
Realty Income Corp.
6.75%, 8/15/19	500	451,097
Reckson Operating Partnership
5.15%, 1/15/11	700	656,170
Simon Property Group LP
5.75%, 5/1/12	550	534,397

		2,813,306

RETAIL – 2.1%
Controladora Commercial Mexicana S.A. de C.V. (1) *
6.63%, 6/1/15	600	581,151
Home Depot, Inc.
5.88%, 12/16/36	450	316,338
JC Penney Corp., Inc.
5.75%, 2/15/18	425	357,051

		1,254,540

SOFTWARE – 1.2%
Fiserv, Inc.
6.80%, 11/20/17	700	675,534

SUPERMARKETS – 1.0%
Delhaize Group
6.50%, 6/15/17	600	568,294

TELECOMMUNICATIONS – 4.6%
Intelsat
6.50%, 11/1/13	260	166,400
Rogers Communications, Inc.
6.80%, 8/15/18	750	709,522
Rogers Wireless, Inc.
8.00%, 12/15/12	1,000	997,500
Sprint Capital Corp.
6.90%, 5/1/19	400	310,000
Telecom Italia Capital
4.95%, 9/30/14	600	505,962

		2,689,384

TOBACCO – 0.8%
Philip Morris International, Inc.
5.65%, 5/16/18	500	462,167

UTILITIES – 1.1%
Centerpoint Energy, Inc.
6.50%, 5/1/18	750	638,745

Total Corporate Debt Obligations
(cost $31,664,173)		25,036,966

COMMERCIAL MORTGAGE BACKED SECURITIES – 13.8%

Banc of America Mortgage Securities, Inc.(3)
4.61%, 6/25/35	640	446,259
Bear Stearns Commercial Mortgage Securities
5.79%, 9/11/42	1,000	905,996
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A3(3)
5.40%, 7/15/44	750	713,745
Commercial Mortgage Asset Trust, Series 1999-C1, Class F(2)
6.25%, 1/17/32	400	329,339
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2
7.55%, 4/15/62	338	343,005
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class A2
4.08%, 5/10/36	800	730,859
GMAC Commercial Mortgage Securities, Inc., Series 2003- C1, Class A2
4.22%, 4/10/40	215	212,156
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4
4.80%, 8/10/42	200	179,813
GS Mortgage Securities Corp., Series 2005-GG4, Class AJ
4.78%, 7/10/39	700	550,616
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7 Mortgage Certificate, Class AM(3)
6.07%, 4/15/45	500	415,266
JP Morgan Chase Commercial Mortgage, Series 2005 LDP5 Mortgage Certificate, Class A3(3)
5.37%, 12/15/44	550	518,383
JP Morgan Mortgage Trust(3)
5.11%, 6/25/35	51	48,036
Master Adjustable Rate Mortgage Trust
4.85%, 1/25/36	304	274,843
Residential Accredited Loans, Inc.
4.82%, 7/25/35	991	821,414
5.50%, 9/25/33	242	240,849
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A2
3.96%, 12/15/35	158	158,054
Wamu Mortgage Pass Through Certificates (3)
4.36%, 10/25/33	600	575,965

INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
5.61%, 1/25/36	$293	$196,681
Wells Fargo Mortgage Backed Securities Trust, Series 2005 - AR 16
4.99%, 10/25/35	500	456,363

Total Commercial Mortgage Backed Securities
(cost $8,738,811)		8,117,642

U.S. GOVERNMENT AGENCY OBLIGATIONS – 42.7%

Federal Home Loan Mortgage
4.73%, 8/1/32	37	37,402
5.00%, 9/1/19	282	281,911
5.00%, 11/1/19	551	550,777
5.50%, 10/1/17	149	151,283
5.50%, 11/1/17	287	292,315
5.50%, 9/15/28	600	614,318
5.50%, 6/1/33	311	309,809
5.50%, 3/1/36	428	421,012
5.50%, 9/1/37	1,713	1,705,719
5.50%, TBA	175	173,446
6.00%, 1/1/17	77	78,611
6.00%, 2/1/29	18	18,323
6.00%, 8/1/37	794	804,657
6.50%, 10/1/16	41	42,902
6.50%, 11/1/16	5	5,196
6.50%, 9/1/34	278	285,793
7.00%, 11/1/29	23	24,467
7.00%, 1/1/31	11	11,394
7.00%, 4/1/31	4	3,889
7.00%, 8/1/31	156	164,253
7.50%, 3/1/30	5	5,856
7.50%, 12/1/30	17	18,101
Federal National Mortgage Assn.
4.50%, 6/1/19	1,077	1,057,864
5.00%, 6/1/18	346	347,534
5.00%, 7/1/20	818	815,090
5.00%, 10/1/20	332	331,064
5.00%, 12/1/20	209	208,297
5.00%, 10/1/35	49	47,796
5.00%, 5/1/36	1,972	1,888,512
5.00%, 7/1/36	580	566,907
5.50%, 3/1/22	401	404,557
5.50%, 12/1/32	1,031	1,032,008
5.50%, 6/1/35	1,116	1,114,384
5.50%, 8/1/35	745	744,005
5.50%, 6/1/37	2,205	2,200,752
5.50%, 6/1/38	500	498,992
6.00%, 12/1/13	3	2,599
6.00%, 11/1/16	15	15,025
6.00%, 1/25/32	2,586	2,635,030
6.00%, 8/1/34	369	374,936
6.00%, 12/1/36	815	826,807
6.00%, 11/1/37	873	884,892
8.00%, 8/1/30	4	3,867
Government National Mortgage Assn.
6.00%, 8/15/16	46	47,619
6.00%, 9/20/38	450	456,490
6.50%, 9/15/31	85	87,202
6.50%, 3/15/32	76	78,315
6.50%, 9/15/32	109	112,005
6.50%, 10/15/32	123	126,101
7.00%, 12/15/14	27	28,032
7.00%, 2/15/28	19	19,915
7.50%, 3/15/30	3	3,507
7.50%, 9/15/30	36	38,403
U.S. Treasury Notes (4)
1.88%, 7/15/13	1,197	1,193,665
2.00%, 1/15/14	298	296,903
3.50%, 2/15/18	580	568,762

Total U.S. Government Agency Obligations
(cost $24,856,404)		25,059,271

	Shares
SHORT TERM INVESTMENTS – 0.1%

MUTUAL FUNDS – 0.1%
Federated Prime Obligation Fund	600	600
SSGA Money Market Fund	32,297	32,297

		32,897

Total Short Term Investments
(cost $32,897)		32,897

TOTAL INVESTMENTS – 99.3%
(cost $65,603,410)		58,246,776
Other assets less liabilities – 0.7%		418,209

NET ASSETS – 100.0%		$58,664,985

(1)	Security is in default.
(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008 these securities amounted to $4,480,271 representing 7.64% of net assets.
(3)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2008.
(4)	Security or a portion of the security has been designated as collateral for TBA securities.
*	Non-income producing security.
+	Amount is less than 0.05%

TBA To Be Announced

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
COMMERCIAL PAPER – 78.5%

American Express Credit Corp.
2.65%, 10/16/08	$3,600	$3,596,025
2.85%, 12/23/08	1,500	1,490,144
American General Finance Corp.(1)(2)
3.07%, 10/27/08	4,700	4,689,579
AT&T, Inc.(1)
2.27%, 10/6/08	5,800	5,798,171
Bankamerica Corp.
2.62%, 10/1/08	1,076	1,076,000
2.68%, 12/12/08	4,700	4,674,808
Barclays U.S. Funding
2.49%, 10/2/08	2,550	2,549,824
BMW US Capital LLC(1)
2.10%, 10/10/08	1,815	1,814,047
Caterpillar Financial Services Co.
2.02%, 10/6/08	2,215	2,214,378
Citigroup Funding, Inc.
2.90%, 11/12/08	4,200	4,185,790
Coca Cola Co. (1)
2.13%, 10/14/08	3,750	3,747,116
2.25%, 1/15/09	1,440	1,430,460
Export Development Corp.
2.45%, 3/10/09	3,900	3,857,533
FCAR Owner Trust
2.93%, 10/15/08	5,825	5,818,363
General Electric Capital Corp.
2.63%, 11/25/08	3,100	3,087,544
HSBC Finance Corp.
2.52%, 10/29/08	1,200	1,197,648
2.65%, 10/8/08	3,575	3,573,158
2.75%, 12/2/08	1,000	995,264
J.P. Morgan Chase
2.51%, 10/14/08	1,400	1,398,731
2.55%, 11/3/08	2,365	2,359,472
2.80%, 1/6/09	1,650	1,637,552
KFW International Finance, Inc.(1)
2.23%, 11/10/08	4,470	4,458,924
Merrill Lynch & Co., Inc.
3.12%, 12/1/08	4,400	4,376,739
3.31%, 1/5/09	1,375	1,362,863
Morgan Stanley Dean Witter & Co.
2.86%, 11/21/08	3,375	3,361,326
3.01%, 11/10/08	1,900	1,893,645
Nestle Finance, Inc.
2.10%, 10/14/08	4,585	4,581,523
Prudential Funding LLC(1)
2.69%, 10/2/08	3,545	3,544,735
Rabobank USA Financial Corp.
2.50%, 11/25/08	5,800	5,777,847
Societe Generale North America
2.70%, 11/13/08	400	398,710
2.77%, 10/17/08	4,200	4,194,829
The Procter & Gamble Co.(1)
2.15%, 11/3/08	4,925	4,915,294
Thunder Bay Funding(1)
2.75%, 10/15/08	5,775	5,768,824
Toyota Credit de Puerto Rico
2.50%, 10/7/08	4,075	4,073,302
2.58%, 1/14/09	1,785	1,771,568
UBS Finance, Inc.
2.92%, 11/17/08	4,585	4,567,551
Wal-Mart Stores, Inc. (1)
1.93%, 10/10/08	1,100	1,099,469
2.05%, 10/6/08	3,800	3,798,918
Wells Fargo & Co.
2.57%, 10/14/08	1,500	1,498,608
2.60%, 10/24/08	1,450	1,447,591

Total Commercial Paper
(amortized cost $124,083,873)		124,083,873

FOREIGN GOVERNMENT OBLIGATIONS – 3.6%

Quebec Government(1)
2.40%, 12/29/08
(amortized cost $5,765,587)	5,800	5,765,587

U.S. GOVERNMENT AGENCY OBLIGATIONS – 15.9%

Federal National Mortgage Assn.
2.15%, 10/14/08	4,545	4,541,471
2.15%, 10/20/08	1,115	1,113,735
2.15%, 10/27/08	5,540	5,531,398
2.15%, 11/4/08	1,710	1,706,528
2.15%, 11/17/08	4,610	4,597,060
2.28%, 11/12/08	5,080	5,066,487
2.30%, 11/3/08	1,285	1,282,291
2.38%, 11/10/08	1,255	1,251,681

Total U.S. Government Agency Obligations
(amortized cost $25,090,651)		25,090,651

	Shares
MUTUAL FUNDS – 1.6%

Federated Prime Obligation Fund	452,681	452,681
SSGA Money Market Fund	2,051,436	2,051,436

Total Mutual Funds
(cost $2,504,117)		2,504,117

TOTAL INVESTMENTS – 99.6%
(cost $157,444,228)		157,444,228
Other assets less liabilities – 0.4%		616,370

NET ASSETS – 100.0%		$158,060,598

(1)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008 these securities amounted to $46,831,124, representing 29.63% of net assets.
(2)	Subject to a Capital Support Agreement (Note 3). Fair values of this security and the Capital Support Agreement were $4,650,744 and $38,835, respectively, at September 30, 2008. Subsequent to September 30, 2008, maturity date for this security was extended until August 24, 2009 by the issuer.

GLOBAL REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 98.9%

APARTMENTS – 5.8%
AvalonBay Communities, Inc.		51,912	$5,109,179
Equity Residential Properties Trust		164,047	7,285,327

			12,394,506

DIVERSIFIED – 20.5%
British Land Co. PLC	GB	636,799	8,601,161
Capitaland Ltd.	SG	1,690,453	3,693,556
Lexington Corporate Properties Trust		365,375	6,291,757
Mitsubishi Estate Co. Ltd.	JP	310,618	6,145,329
Stockland	AU	987,275	4,434,399
Vornado Realty Trust		117,903	10,723,278
Wereldhave N.V.	NL	42,516	4,150,437

			44,039,917

HEALTH CARE EQUIPMENT & SERVICES – 7.7%
Medical Properties Trust, Inc.		954,627	10,835,016
Ventas, Inc.		116,502	5,757,529

			16,592,545

OFFICE – 11.9%
Alexandria Real Estate Equities, Inc.		83,739	9,420,637
Beni Stabili S.p.A	IT	4,912,371	4,540,403
Highwoods Properties, Inc.		96,665	3,437,407
IVG Immobilien AG	DE	326,607	3,147,403
SL Green Realty Corp.		78,571	5,091,401

			25,637,251

REGIONAL MALLS – 17.3%
General Growth Properties, Inc.		155,534	2,348,563
Macerich Co.		100,952	6,425,595
Pennsylvania Real Estate Investment		255,137	4,809,333
Simon Property Group, Inc.		135,216	13,115,952
Unibail-Rodamco	FR	51,180	10,357,099

			37,056,542

SHOPPING CENTERS – 17.7%
Atrium European Real Estate Ltd.*	AT	433,351	3,265,482
Hammerson PLC	GB	397,470	7,016,807
Japan Retail Fund Investment Corp.	JP	831	3,430,314
Kimco Realty Corp.		273,114	10,088,831
Klepierre	FR	96,020	3,758,822
Regency Centers Corp.		62,486	4,167,191
The Link REIT	HK	3,069,970	6,380,440

			38,107,887

TIMBER & FOREST PRODUCTS – 8.7%
Plum Creek Timber Co., Inc.		177,903	8,870,244
Weyerhaeuser Co.		161,245	9,768,222

			18,638,466

WAREHOUSE & INDUSTRIAL – 9.3%
Brixton PLC	GB	1,465,126	5,524,635
Eastgroup Properties, Inc.		64,262	3,119,277
Goodman Group	AU	1,276,114	2,576,398
ProLogis Trust		213,624	8,816,262

			20,036,572

Total Common Stocks
(cost $250,156,200)			212,503,686

SHORT TERM INVESTMENTS – 0.9%

MUTUAL FUNDS – 0.9%
Federated Prime Obligation Fund		34	34
SSGA Money Market Fund		1,963,259	1,963,259

			1,963,293

Total Short Term Investments
(cost $1,963,293)			1,963,293

TOTAL INVESTMENTS – 99.8%
(cost $252,119,493)			214,466,979
Other assets less liabilities – 0.2%			362,609

NET ASSETS – 100.0%			$214,829,588

*	Non-income producing security
**	Unless otherwise noted the country code for all securities is United States.
AT	Austria
AU	Australia
DE	Germany
FR	France
GB	United Kingdom
HK	Hong Kong
IT	Italy
JP	Japan
NL	Netherlands
SG	Singapore

DAVIS VENTURE VALUE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 93.4%

AIR FREIGHT & LOGISTICS – 0.5%
Toll Holdings Ltd.	AU	19,072	$108,090
United Parcel Services, Inc., Class B		7,700	484,253

			592,343

AIRLINES – 0.0%+
Virgin Blue Holdings Ltd.	AU	16,472	4,256

AUTOMOBILES – 1.3%
Harley-Davidson, Inc.		36,200	1,350,260

BEVERAGES – 2.2%
Diageo PLC ADR		21,090	1,452,258
Heineken Holding NV	NL	23,325	915,873

			2,368,131

CAPITAL MARKETS – 5.2%
Ameriprise Financial, Inc.		17,730	677,286
Bank of New York Mellon Corp.		52,700	1,716,966
E*Trade Financial Corp.		7,400	20,720
Merrill Lynch & Co., Inc.		97,877	2,476,288
Morgan Stanley		3,610	83,030
State Street Corp.		3,460	196,805
The Goldman Sachs Group, Inc.		3,070	392,960

			5,564,055

COMMERCIAL BANKS – 3.1%
Toronto-Dominion Bank		6,063	369,782
Wachovia Corp.		26,770	93,695
Wells Fargo & Co.		76,900	2,886,057

			3,349,534

COMMERCIAL SERVICES & SUPPLIES – 1.0%
Dun & Bradstreet Corp.		9,300	877,548
Visa, Inc., Class A		2,380	146,108

			1,023,656

COMMUNICATIONS EQUIPMENT – 0.6%
Cisco Systems, Inc.*		26,500	597,840

COMPUTERS & PERIPHERALS – 1.5%
Dell, Inc.*		43,700	720,176
Hewlett-Packard Co.		19,400	897,056

			1,617,232

CONSTRUCTION MATERIALS – 1.2%
Martin Marietta Materials, Inc.		4,800	537,504
Vulcan Materials Co.		9,644	718,478

			1,255,982

CONSUMER FINANCE – 3.4%
American Express Co.		100,915	3,575,419
Discover Financial Services		5,520	76,286

			3,651,705

CONTAINERS & PACKAGING – 1.7%
Sealed Air Corp.		82,728	1,819,189

DIVERSIFIED CONSUMER SERVICES – 1.2%
H&R Block, Inc.		56,600	1,287,650

DIVERSIFIED FINANCIAL SERVICES – 6.1%
Citigroup, Inc.		24,933	511,376
JPMorgan Chase & Co.		113,346	5,293,258
Moody’s Corp.		24,100	819,400

			6,624,034

ELECTRICAL EQUIPMENT – 0.1%
ABB Ltd. ADR		3,800	73,720

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.7%
Agilent Technologies, Inc.*		36,100	1,070,726
Garmin Ltd.*		4,910	166,646
Tyco Electronics Ltd.		21,582	596,958

			1,834,330

ENERGY EQUIPMENT & SERVICES – 0.9%
Transocean, Inc.*		8,847	971,754

FOOD & STAPLES RETAILING – 6.6%
Costco Wholesale Corp.		82,520	5,358,023
CVS Caremark Corp.		46,145	1,553,241
Whole Foods Market, Inc.		8,570	171,657

			7,082,921

FOOD PRODUCTS – 0.2%
The Hershey Co.		5,500	217,470

HEALTH CARE EQUIPMENT & SUPPLIES – 1.1%
Covidien Ltd.		22,212	1,194,117

HEALTH CARE PROVIDERS & SERVICES – 2.3%
Cardinal Health, Inc.		16,750	825,440
Express Scripts, Inc.*		13,090	966,304
UnitedHealth Group, Inc.		27,880	707,873

			2,499,617

HOUSEHOLD DURABLES – 0.1%
Hunter Douglas NV	NL	3,433	139,561

HOUSEHOLD PRODUCTS – 1.3%
The Procter & Gamble Co.		20,700	1,442,583

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
AES Corp.*		16,250	189,963

INDUSTRIAL CONGLOMERATES – 1.1%
Siemens Ag	DE	4,700	438,480
Tyco International Ltd.		21,612	756,852

			1,195,332

DAVIS VENTURE VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
INSURANCE – 12.1%
Ambac Financial Group, Inc.		12,901	$30,059
American International Group, Inc.		87,700	292,041
Aon Corp.		18,300	822,768
Berkshire Hathaway, Inc. Class A*		39	5,093,400
Loews Corp.		61,130	2,414,024
Markel Corp.*		240	84,360
MBIA, Inc.		9,200	109,480
Nipponkoa Insurance Co., Ltd.	JP	53,050	299,380
The Principal Financial Group, Inc.		6,850	297,907
The Progressive Corp.		108,670	1,890,858
Tokio Marine Holdings, Inc.	JP	19,400	715,105
Transatlantic Holdings, Inc.		17,787	966,723

			13,016,105

INTERNET & CATALOG RETAIL – 0.5%
Amazon.com, Inc.*		4,760	346,337
Liberty Media Corp. - Interactive, Series A		17,757	229,243

			575,580

INTERNET SOFTWARE & SERVICES – 0.7%
eBay, Inc.*		10,550	236,109
Google, Inc., Class A*		1,300	520,676

			756,785

IT SERVICES – 1.3%
Iron Mountain, Inc.*		56,274	1,373,648

MARINE – 0.5%
China Shipping Development Co., Ltd.	HK	142,000	186,378
Kuehne & Nagel International AG	CH	5,486	367,708

			554,086

MEDIA – 5.6%
Comcast Corp. Class A Special		148,466	2,927,750
Grupo Televisa Sa ADR		54,100	1,183,167
Liberty Media Corp. - Capital, Series A		3,640	48,703
Liberty Media Corp. - Entertainment Series A*		14,560	363,563
News Corp. Class A		98,230	1,177,778
WPP Group PLC ADR		8,800	358,160

			6,059,121

METALS & MINING – 1.1%
BHP Billiton PLC	GB	14,000	317,587
China Merchants Holdings International Co., Ltd. HK		175,705	563,498
Rio Tinto PLC	GB	5,000	314,220

			1,195,305

MULTI-LINE RETAIL – 0.1%
Sears Holdings Corp.*		1,190	111,265

OIL & GAS-EXPLORATION & PRODUCTION – 15.5%
Canadian Natural Resources Ltd.		22,780	1,559,519
China Coal Energy Co.	HK	314,100	331,997
ConocoPhillips		61,028	4,470,301
Devon Energy Corp.		38,880	3,545,856
EOG Resources, Inc.		33,233	2,973,024
Occidental Petroleum Corp.		52,860	3,723,987
OGX Petroleo e Gas Participacoes SA*	BR	300	60,368

			16,665,052

PAPER & FOREST PRODUCTS – 0.3%
Sino-Forest Corp.*	CA	28,900	365,647

PERSONAL PRODUCTS – 0.4%
Avon Products, Inc.		9,550	396,994

PHARMACEUTICALS – 0.9%
Johnson & Johnson		7,900	547,312
Schering-Plough Corp.		23,100	426,657

			973,969

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.9%
Brookfield Asset Management, Inc.		25,100	688,744
Hang Lung Group Ltd.	HK	82,000	259,693

			948,437

ROAD & RAIL – 0.0%†
Asciano Group	AU	11,800	30,865

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.0%
Texas Instruments, Inc.		48,660	1,046,190

SOFTWARE – 2.3%
Microsoft Corp.		92,900	2,479,501

SPECIALTY RETAIL – 1.5%
Bed Bath & Beyond, Inc.*		27,350	859,064
CarMax, Inc.*		23,700	331,800
Lowe’s Cos., Inc.		19,300	457,217

			1,648,081

TOBACCO – 3.7%
Altria Group, Inc.		57,300	1,136,832
Cosco Pacific Ltd.	HK	105,300	120,830
Philip Morris International, Inc.		57,754	2,777,967

			4,035,629

WIRELESS TELECOMMUNICATION SERVICES – 0.4%
Sprint Nextel Corp.		71,300	434,930

Total Common Stocks
(cost $101,431,703)			100,614,425

DAVIS VENTURE VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
SHORT TERM INVESTMENTS – 6.7%

REPURCHASE AGREEMENT – 6.7%
State Street Bank and Trust Company 0.55%, 10/1/08 (collateralized by $7,190,000 Federal National Mortgage Association, 5.3%, 05/07/12, with a value of $7,351,775 total to be received $7,203,110) (cost $7,203,000)	$7,203	$7,203,000

TOTAL INVESTMENTS – 100.1%
(cost $108,634,703)		107,817,425
Liabilities in excess of other assets – (0.1)%		(92,975)

NET ASSETS – 100.0%		$107,724,450

+	Amount is less than 0.05%
*	Non-income producing security
**	Unless otherwise noted the country code for all securities is United States
ADR	American Depositary Receipt
AU	Australia
BR	Brazil
CA	Canada
CH	Switzerland
DE	Germany
GB	United Kingdom
HK	Hong Kong
JP	Japan
NL	Netherlands

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.2%

AEROSPACE & DEFENSE – 1.7%
Aerovironment, Inc.*		3,700	$118,215
Argon ST, Inc.*		2,600	61,074
Ceradyne, Inc.*		10,200	373,932
Cubic Corp.		7,900	194,261
Curtiss-Wright Corp.		596	27,088
DRS Technologies, Inc.		9,700	744,475
Ducommun, Inc.		2,800	66,864
DynCorp International, Inc.		14,200	237,992
Esterline Technologies Corp.*		9,900	391,941
Gencorp, Inc.*		5,600	37,744
Heico Corp.		2,400	78,768
Herley Industries, Inc.		100	1,710
Orbital Sciences Corp.*		3,500	83,895
Stanley, Inc.*		3,500	129,185
Teledyne Technologies, Inc.*		5,000	285,800
Triumph Group, Inc.		4,800	219,408

			3,052,352

AIR FREIGHT & LOGISTICS – 0.6%
Air Transport Services Group, Inc.*		2,400	1,776
Atlas Air Worldwide Holdings, Inc.*		4,000	161,240
HUB Group, Inc.*		13,300	500,745
Pacer International, Inc.		16,600	273,402
UTI Worldwide, Inc.		4,900	83,398

			1,020,561

AIRLINES – 0.4%
Continental Airlines, Inc., Class B		5,200	86,736
Hawaiian Holdings, Inc.*		17,500	162,400
Republic Airways Holdings, Inc.*		14,200	144,698
SkyWest, Inc.		19,700	314,806

			708,640

AUTO COMPONENTS – 0.8%
American Axle & Manufacturing Holdings, Inc.		21,800	116,848
Amerigon, Inc.*		600	3,948
ArvinMeritor, Inc.		2,700	35,208
ATAC, Technology Corp.		5,100	121,074
Autoliv, Inc.		5,600	189,000
Cooper Tire & Rubber Co.		9,700	83,420
Drew Industries, Inc.*		2,600	44,486
Exide Technologies*		5,300	39,114
Fuel Systems Solutions, Inc.*		100	3,445
GenTek, Inc.*		500	12,855
Hayes Lemmerz International, Inc.		600	1,638
Lear Corp.*		24,440	256,620
Modine Manufacturing Co.		600	8,688
Sauer- Danfoss, Inc.		200	4,938
Shiloh Industries, Inc.		500	4,225
Stoneridge, Inc.*		8,100	91,125
Superior Industries International, Inc.		4,700	90,052
Tenneco Automotive, Inc.*		10,900	115,867
TRW Automotive Holdings Corp.*		14,000	222,740
Visteon Corp.		3,400	7,888

			1,453,179

AUTOMOBILES – 0.2%
Thor Industries, Inc.		13,000	322,660
Winnebago Industries, Inc.		1,100	14,212

			336,872

BEVERAGES – 0.0%+
Boston Beer Co., Inc.*		1,300	61,737

BIOTECHNOLOGY – 1.4%
Acorda Therapeutics, Inc.		1,800	42,930
Alexion Pharmaceuticals, Inc.*		3,900	153,270
Allos Therapeutics, Inc.*		6,800	50,388
Alnylam Pharmaceuticals, Inc.*		7,200	208,440
Celldex Therapeutics, Inc.*		2,000	23,260
Celera Corp.		700	10,815
Cubist Pharmaceuticals, Inc.*		19,400	431,262
CV Therapeutics, Inc.*		9,900	106,920
Dendreon Corp.		9,800	55,958
Emergent Biosolutions, Inc.*		6,400	83,776
Enzon Pharmaceuticals, Inc.*		13,500	99,630
Geron Corp.		1,000	3,950
GTX, Inc.*		2,300	43,746
Halozyme Therapeutics, Inc.*		900	6,606
Human Genome Sciences, Inc.		3,700	23,495
Ligand Pharmaceuticals, Inc.		600	1,770
Mannkind Corp.		700	2,702
Martek Biosciences Corp.*		16,100	505,862
Medarex, Inc.		1,500	9,705
Momenta Pharmaceuticals, Inc.		8,700	114,057
Myriad Group, Inc.*		1,000	64,880
Nabi Biopharmaceuticals		500	2,330

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Onyx Pharmaceuticals, Inc.		600	$21,708
OSI Pharmaceuticals, Inc.*		1,200	59,148
PDL BioPharma, Inc.		9,700	90,307
Progenics Pharmaceuticals, Inc.		700	9,317
Rigel Pharmaceuticals, Inc.*		2,100	49,035
Rxi Pharmaceuticals Corp.		828	6,756
Savient Pharmaceuticals, Inc.*		4,000	59,640
Seattle Genetics, Inc.		1,100	11,770
United Therapeutics Corp.*		1,100	115,687
Zymogenetics, Inc.*		1,100	7,326

			2,476,446

BUILDING PRODUCTS – 0.9%
Aaon, Inc.		4,550	82,764
American Woodmark Corp.		800	17,960
Ameron International Corp.		1,900	136,135
Apogee Enterprises, Inc.		4,200	63,126
Armstrong World Industries, Inc.*		2,100	60,690
Griffon Corp.		1,354	12,211
Insteel Industries, Inc.		5,600	76,104
Lennox International, Inc.		15,600	519,012
NCI Building Systems, Inc.*		10,600	336,550
Owens Corning, Inc.		200	4,782
Quanex Building Products Corp.		14,000	213,360
Trex Co., Inc.		600	10,866
Universal Forest Products, Inc.		4,000	139,640

			1,673,200

CAPITAL MARKETS – 0.7%
E*Trade Financial Corp.		29,200	81,760
GAMCO Investors, Inc.		1,000	59,300
Greenhill & Co., Inc.		400	29,500
Invesco, Ltd.		3,000	62,940
KBW, Inc.*		4,700	154,818
Knight Capital Group, Inc.*		11,900	176,834
LaBranche & Co., Inc.*		13,900	62,550
Legg Mason, Inc.		2,100	79,926
NGP Capital Resources Co.		900	13,113
Penson Worldwide, Inc.		4,600	63,802
Sanders Morris Harris Group, Inc.		200	1,730
Stifel Financial Corp.		1,700	84,830
SWS Group, Inc.		9,450	190,512
TD Ameritrade Holding Corp.*		9,900	160,380
Tradestation Group, Inc.*		800	7,480
US Global Investors, Inc.		300	3,015

			1,232,490

CHEMICALS – 4.1%
American Vanguard Corp.		1,300	19,604
Arch Chemicals, Inc.		5,400	190,620
Ashland, Inc.		300	8,772
Balchem Corp.		2,100	56,007
Calgon Carbon Corp.*		17,700	360,372
CF Industries Holdings, Inc.		1,700	155,482
Chemtura Corp.		54,500	248,520
Ferro Corp.		12,000	241,200
Fuller H B Co.		19,700	411,139
Hercules, Inc.		34,000	672,860
Ico, Inc.*		7,000	39,270
Innophos Holdings, Inc.		7,600	185,288
Innospec, Inc.		5,900	71,154
Koppers Holdings, Inc.		10,200	381,582
Landec Corp.*		4,300	35,217
LSB Industries, Inc.*		2,500	34,625
Minerals Technologies, Inc.		6,800	403,648
Nalco Holding Co.		6,600	122,364
NewMarket Corp.		6,800	357,408
Nova Chemicals Corp.		11,800	266,680
Olin Corp.		23,700	459,780
OM Group, Inc.*		11,000	247,500
Penford Corp.		300	5,307
PolyOne Corp.*		24,900	160,605
Quaker Chemical Corp.		3,200	91,072
RPM International, Inc.		6,600	127,644
Schulman A, Inc.		7,600	150,328
Scotts Miracle-Gro Co., Class A		11,100	262,404
Sensient Technologies Corp.		9,100	255,983
ShengdaTech, Inc.*		1,200	8,400
Spartech Corp.		500	4,950
Stepan Chemical Co.		2,400	130,968
Terra Industries, Inc.		9,500	279,300
Valhi, Inc.		800	14,400
Valspar Corp.		24,400	543,876
Westlake Chemical Corp.		9,900	208,197
Zep, Inc.		7,450	131,418

			7,343,944

COMMERCIAL BANKS – 3.7%
1st Source Corp.		100	2,350
Bancfirst Corp.		1,100	53,163
Banco Latinoamericano De Exportaciones S.A., Class E		2,600	37,492
BankFinancial Corp.		200	2,936
Cathay General Bancorp		1,200	28,560
Central Pacific Financial Corp.		1,900	31,939
Chemical Financial Corp.		3,700	115,218

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Citizens Republic Bancorp, Inc.		2,800	$8,624
City Holding Co.		5,000	211,250
Cobiz Financial, Inc.		200	2,402
Community Banking Systems, Inc.		10,200	256,530
Community Trust Bancorp, Inc.		2,400	82,560
East West Bancorp, Inc.		4,400	60,280
First Commowealth Financial Corp.		9,100	122,577
First Community Bancshares, Inc.		1,000	37,520
First Financial Bancorp		3,200	46,720
First Horizon National Corp.		20,743	194,154
First Merchants Corp.		3,500	79,800
First Midwest Bancorp, Inc.		6,500	157,560
First Security Group, Inc.		2,000	14,640
FirstMerit Corp.		4,400	92,400
Frontier Financial Corp.		9,000	120,870
Hancock Holding Co.		2,600	132,600
Hanmi Financial Corp.		600	3,030
Huntington Bancshares, Inc.		10,100	80,699
Iberiabank Corp.		1,800	95,130
Independent Bank Corp. Massachusetts		900	28,053
International Bancshares Corp.		8,000	216,000
MainSource Financial Group, Inc.		1,800	35,280
MB Financial, Inc.		400	13,228
National Penn Bancshares, Inc.		24,300	354,780
NBT Bancorp, Inc.		6,200	185,504
Old National Bancorp/IN		16,400	328,328
Oriental Financial Group		6,500	116,090
Pacific Capital Bancorp		18,800	382,580
PacWest Bancorp		1,000	28,590
Park National Corp.		1,600	124,800
Popular, Inc.		37,700	312,533
Porter Bancorp, Inc.		300	5,337
Prosperity Bancshares, Inc.		1,500	50,985
Provident Bankshares Corp.		3,100	30,101
Regions Financial Corp.		7,300	70,080
Renasant Corp.		800	17,368
Republic Bancorp, Inc.		900	27,288
S&T Bancorp, Inc.		1,500	55,245
Sandy Spring Bancorp, Inc.		100	2,210
Santander Bancorp		700	7,560
Simmons First National Corp., Class A		1,900	67,640
Southside Bancshares, Inc.		1,700	42,840
Sterling Bancorp		6,900	99,774
Susquehanna Bancshares, Inc.		26,800	523,136
SVB Financial Group*		1,600	92,672
TCF Financial Corp.		24,800	446,400
The Colonial BancGroup, Inc.		10,000	78,600
The South Financial Group, Inc.		3,000	21,990
Tompkins Financial Corp.		1,700	85,850
Trustmark Corp.		1,800	37,332
UMB Financial Corp.		900	47,268
Umpqua Holdings Corp.		500	7,355
United Community Banks, Inc.		500	6,630
WesBanco, Inc.		5,700	151,734
Westamerica Bancorporation		3,200	184,096
Western Alliance Bancorp		400	6,184
Whitney Holding Corp.		6,100	147,925
Wintrust Financial Corp.		2,600	76,310
Zions Bancorporation		1,600	61,920

			6,648,600

COMMERCIAL SERVICES & SUPPLIES – 5.4%
ABM Industries, Inc.		3,100	67,704
Acco Brands Corp.		1,100	8,294
Administaff, Inc.		12,000	326,640
American Ecology Corp.		6,200	171,554
American Reprographics Co.		6,400	110,400
Amrep Corp.*		300	12,723
Bowne & Co., Inc.		8,600	99,330
Casella Waste Systems, Inc., Class A*		2,100	24,654
CBIZ, Inc.*		18,200	153,790
CDI Corp.		6,000	133,980
Clean Harbors, Inc.*		6,300	425,565
Comfort Systems USA, Inc.		16,700	223,112
COMSYS IT Partners, Inc.*		2,000	19,440
Consolidated Graphics, Inc.*		4,100	124,353
Copart, Inc.*		600	22,800
Cornell Cos., Inc.*		5,200	141,336
Costar Group, Inc.		100	4,539
Courier Corp.		100	2,036
CRA International, Inc.*		2,300	63,204
Deluxe Corp.		20,700	297,873
Ennis, Inc.		3,600	55,656
Exponent, Inc.*		6,900	228,321
First Advantage Corp., Class A*		1,200	16,860
G&K Services, Inc.		3,900	128,895
Healthcare Services Group, Inc.		1,600	29,264
Heidrick & Struggles International, Inc.		1,600	48,240

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Hewitt Associates, Inc., Class A*		3,500	$127,540
Hill International, Inc.		8,200	113,570
HNI Corp.		9,700	245,798
Hudson Highland Group, Inc.*		6,000	41,700
ICF International, Inc.		3,500	69,125
IKON Office Solutions, Inc.		26,187	445,441
Interface, Inc.		19,300	219,441
Kelly Services, Inc., Class A		5,700	108,585
Kenexa Corp.*		400	6,316
Kforce, Inc.		300	3,063
Knoll, Inc.		18,100	273,672
Korn / Ferry International*		16,300	290,466
Layne Christensen Co.*		800	28,344
M&F Worldwide Corp.		200	8,000
Manpower, Inc.		4,300	185,588
McGrath Rentcorp.		2,600	74,932
Metalico, Inc.*		8,000	47,200
Miller Herman, Inc.		22,700	555,469
Mine Safety Appliances Co.		5,500	209,660
Monster Worldwide, Inc.*		7,200	107,352
Navigant Consulting, Inc.*		3,500	69,615
On Assignment, Inc.*		4,000	31,520
PHH Corp.*		12,100	160,809
Pike Electric Corp.*		6,500	95,745
PRG-Schultz International, Inc.		300	2,688
Resources Global Professionals		14,900	335,697
Robert Half International, Inc.		11,600	287,100
Rollins, Inc.		7,000	132,860
RR Donnelley & Sons Co.		6,400	156,992
RSC Holdings, Inc.		100	1,136
Schawk, Inc.		2,200	33,264
School Specialty, Inc.*		4,500	140,355
Spherion Corp.*		6,600	32,142
Standard Parking Corp.		1,200	26,664
Steelcase, Inc., Class A		34,900	375,175
Taleo Corp.*		4,600	91,494
Team, Inc.*		3,800	137,256
Teletech Holdings, Inc.*		11,700	145,548
Tetra Tech, Inc.*		400	9,624
The Corporate Executive Board Co.		400	12,500
The Standard Register Co.		5,800	57,130
Ticketmaster		1,680	18,026
Trueblue, Inc.*		20,400	329,664
United Stationers, Inc.*		9,600	459,168
Viad Corp.		9,000	259,110
Waste Connections, Inc.*		4,200	144,060
Waste Services, Inc.		100	741
Watson Wyatt Worldwide, Inc.		2,500	124,325

			9,772,233

COMMUNICATIONS EQUIPMENT – 2.5%
3Com Corp.		4,300	10,019
Acme Packet, Inc.*		1,900	10,887
Adtran, Inc.		21,700	422,933
Avocent Corp.*		19,500	398,970
Bel Fuse, Inc.		700	19,250
Black Box Corp.		2,360	81,491
Ciena Corp.		9,500	95,760
Comtech Telecommunications*		9,300	457,932
Digi International, Inc.		300	3,060
Dycom Industries, Inc.*		11,000	143,220
Echostar Corp., Class A		3,800	91,580
EMS Technologies, Inc.*		4,700	104,857
Extreme Networks, Inc.*		2,775	9,352
F5 Networks, Inc.		500	11,690
Foundry Networks, Inc.*		18,200	331,422
Interdigital, Inc.		1,700	40,885
Ixia*		7,600	56,012
JDS Uniphase Corp.*		10,200	86,292
Loral Space & Communications, Inc.		100	1,477
Mastec, Inc.*		15,000	199,350
Oplink Communications, Inc.		400	4,828
Parkervision, Inc.*		1,000	10,000
Performance Technologies, Inc.*		600	2,628
Plantronics, Inc.		24,400	549,488
Polycom, Inc.*		18,500	427,905
Powerwave Technologies, Inc.*		29,400	116,424
Seachange International, Inc.*		6,800	65,688
Shoretel, Inc.		2,900	16,646
Symmetricom, Inc.		100	497
Tekelec, Inc.*		28,300	395,917
Tellabs, Inc.*		67,000	272,020
UTStarcom, Inc.		16,200	54,594
Viasat, Inc.*		3,700	87,246

			4,580,320

COMPUTERS & PERIPHERALS – 2.1%
3par, Inc.*		5,500	35,475
Adaptec, Inc.*		20,800	68,224
Avid Technology, Inc.		1,500	36,090
Brocade Communications Systems, Inc.*		48,700	283,434
Compellent Technologies, Inc.		700	8,680
Eletronics for Imaging, Inc.*		9,400	130,942
Emulex Corp.*		33,100	353,177
Hutchinson Technology, Inc.		400	4,632
Hypercom Corp.*		400	1,592

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Imation Corp.		9,200	$207,828
Intermec, Inc.*		200	3,928
Lexmark International, Inc., Class A*		9,500	309,415
NCR Corp.*		13,000	286,650
Netezza Corp.		7,600	80,636
PROS Holdings, Inc.		700	6,573
QLogic Corp.*		31,900	489,984
Rackable Systems, Inc.*		900	8,829
Seagate Technology		19,500	236,340
Stec, Inc.		18,200	140,140
Stratasys, Inc.*		900	15,723
Sun Microsystems, Inc.		11,400	86,640
Synaptics, Inc.		17,600	531,872
Teradata Corp.		600	11,700
Western Digital Corp.*		17,000	362,440
Xyratex Ltd.*		3,000	33,390

			3,734,334

CONSTRUCTION & ENGINEERING – 0.7%
Aecom Technology Corp.*		4,500	109,980
EMCOR Group, Inc.*		15,000	394,800
Furmanite Corp.*		1,600	16,544
Granite Construction, Inc.		9,100	325,962
Insituform Technologies, Inc., Class A*		7,700	115,192
Integrated Electrical Services, Inc.*		2,300	40,388
KBR, Inc.		2,800	42,756
Michael Baker Corp.*		1,600	55,680
Perini Corp.*		3,900	100,581

			1,201,883

CONSUMER FINANCE – 0.9%
Advance America Cash Advance Centers, Inc.		800	2,392
Advanta Corp.		7,500	61,725
AmeriCredit Corp.*		20,600	208,678
Cash America International, Inc.		12,600	454,104
Discover Financial Services		21,000	290,220
EZCORP, Inc., Class A*		16,200	304,560
First Cash Financial Services, Inc.*		5,600	84,000
Nelnet, Inc., Class A		1,300	18,460
The First Marblehead Corp.		3,800	9,462
World Acceptance Corp.*		6,100	219,600

			1,653,201

CONTAINERS & PACKAGING – 0.8%
Crown Holdings, Inc.*		7,600	168,796
Greif, Inc., Class A		1,500	98,430
Myers Industries, Inc.		3,600	45,396
Rock-Tenn Co.		16,300	651,674
Sealed Air Corp.		1,700	37,383
Silgan Holdings, Inc.		900	45,981
Smurfit-Stone Container Corp.		10,600	49,820
Sonoco Products Co.		6,100	181,048
Temple-Inland, Inc.		10,300	157,178

			1,435,706

DISTRIBUTORS – 0.1%
Core-mark Holding Co., Inc.*		700	17,493
Genuine Parts Co.		600	24,126
LKQ Corp.		7,200	122,184

			163,803

DIVERSIFIED CONSUMER SERVICES – 0.6%
Career Education Corp.		2,300	37,605
Coinstar, Inc.*		4,800	153,600
Corinthian Colleges, Inc.		3,100	46,500
Hillenbrand, Inc.		1,700	34,272
K12, Inc.*		450	11,925
Matthews International Corp.		2,200	111,628
Noah Education Holdings Ltd. ADR*		4,120	14,502
Pre-Paid Legal Services, Inc.		200	8,252
Regis Corp.		8,500	233,750
Service Corp. International		13,700	114,532
Steiner Leisure Ltd.*		1,800	61,884
Stewart Enterprises, Inc., Class A		20,600	161,916
Strayer Education, Inc.		100	20,026
Thinkorswim Group, Inc.		2,600	21,658
Universal Technical Institute, Inc.*		500	8,530

			1,040,580

DIVERSIFIED FINANCIAL SERVICES – 0.2%
Asset Acceptance Capital Corp.*		4,800	50,592
Encore Capital Group, Inc.*		900	12,330
Financial Federal Corp.		9,000	206,280
Interactive Brokers Group, Inc., Class A		1,400	31,038
Marketaxess Holdings, Inc.		1,800	14,526
Pico Holdings, Inc.		200	7,182
Portfolio Recovery Associates, Inc.*		1,400	68,082

			390,030

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.1%
Alaska Communications Systems, Inc.		6,300	77,049
Atlantic Tele-network, Inc.		3,300	92,400
CenturyTel, Inc.		500	18,325
Cincinnati Bell, Inc.*		66,700	206,103
Embarq Corp.		5,900	239,245

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Iowa Telecommunication Services, Inc.		9,700	$181,196
NTELOS Holdings Corp.*		17,100	459,819
Premiere Global Services, Inc.*		34,200	480,852
Windstream Corp.		16,000	175,040

			1,930,029

ELECTRIC UTILITIES – 0.3%
El Paso Electric Co.*		600	12,600
Hawaiian Electric Industries, Inc.		6,800	197,948
Reliant Energy, Inc.*		400	2,940
UIL Holdings Corp.		3,700	127,021
Unisource Energy Corp.		4,500	131,355

			471,864

ELECTRICAL EQUIPMENT – 2.3%
Acuity Brands, Inc.		13,800	576,288
Advanced Battery Technologies, Inc.*		1,500	4,845
AZZ, Inc.*		4,700	194,439
Baldor Electric Co.		9,000	259,290
Belden CDT, Inc.		14,359	456,473
Brady Corp.		9,600	338,688
C&D Technologies, Inc.*		4,200	23,856
Cooper Industries Ltd., Class A		1,200	47,940
Encore Wire Corp.		7,100	128,581
Energy Conversion Devices, Inc.*		400	23,300
Fushi Copperweld, Inc.*		500	4,845
GrafTech International Ltd.*		28,300	427,613
Hubbell, Inc., Class B		100	3,505
II-VI, Inc.*		3,300	127,578
LSI Industries, Inc.		2,400	19,848
Plug Power, Inc.		800	792
Powell Industries, Inc.*		3,600	146,916
Regal-Beloit Corp.		8,000	340,160
Roper Industries, Inc.		300	17,088
Smith A O Corp.		10,800	423,252
Thomas & Betts Corp.*		1,200	46,884
Valence Technology, Inc.*		10,300	35,535
Vicor Corp.		2,300	20,424
Woodward Governor Co.		13,600	479,672

			4,147,812

ELECTRONIC EQUIPMENT & INSTRUMENTS – 3.7%
Acacia Research - Acacia Technologies*		3,500	10,570
Agilysys, Inc.		200	2,018
Amphenol Corp., Class A		5,300	212,742
Anixter International, Inc.		800	47,608
Arrow Electronics, Inc.*		10,900	285,798
Avnet, Inc.*		9,100	224,133
AVX Corp.		4,200	42,798
Benchmark Electronics, Inc.*		24,900	350,592
Checkpoint Systems, Inc.*		2,400	45,168
Cogent, Inc.*		8,900	90,958
Cognex Corp.		15,170	305,827
Coherent, Inc.*		6,400	227,520
CTS Corp.		12,900	164,862
Daktronics, Inc.		3,600	59,976
Dolby Laboratories, Inc., Class A		100	3,519
DTS, Inc.		6,400	178,112
Electro Scientific Industries, Inc.*		4,100	58,302
Flir Systems, Inc.		2,200	84,524
Gerber Scientific, Inc.*		2,100	19,194
Ingram Micro, Inc., Class A*		7,100	114,097
Insight Enterprises, Inc.*		9,300	124,713
IPG Photonics Corp.*		1,600	31,216
Itron, Inc.		100	8,853
Littelfuse, Inc.*		4,900	145,677
Measurement Specialties, Inc.*		100	1,744
Methode Electronics, Inc.		9,700	86,718
Molex, Inc.		8,900	199,805
MTS Technologies, Inc.		4,700	197,870
Multi Fineline Electronix, Inc.*		7,900	116,841
Nam Tai Electronics, Inc.		3,300	26,961
National Instruction Corp.		9,000	270,450
Newport Corp.*		2,300	24,794
OSI Systems, Inc.*		2,200	51,722
Park Electrochemical Corp.		4,000	96,960
PC Connection, Inc.*		1,500	10,035
Plexus Corp.*		20,200	418,140
RadiSys Corp.		200	1,720
Rofin-Sinar Technologies, Inc.		13,800	422,418
Rogers Corp.*		3,600	133,128
Sanmina-SCI Corp.*		25,200	35,280
ScanSource, Inc.*		4,800	138,192
SYNNEX Corp.		14,200	317,228
Tech Data Corp.*		16,800	501,480
Technitrol, Inc.		11,800	174,522
Trimble Navigation Ltd.*		6,900	178,434
TTM Technologies, Inc.*		18,000	178,560
Vishay Intertechnology, Inc.*		33,900	224,418

			6,646,197

ENERGY EQUIPMENT & SERVICES – 2.6%
Allis-Chalmers Energy, Inc.*		1,900	24,035
Atwood Oceanics, Inc.		600	21,840

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Basic Energy Services, Inc.		1,400	$29,820
BJ Services Co.		5,600	107,128
Complete Production Services, Inc.*		3,100	62,403
Dawson Geophysical Co.*		1,000	46,690
Dresser-Rand Group, Inc.		1,900	59,793
Englobal Corp.*		7,100	94,217
Ensco International, Inc.		6,431	370,618
FMC Technologies, Inc.*		2,500	116,375
Forbes Energy Services Ltd. (1)	CA	20,600	73,079
Grey Wolf, Inc.*		72,100	560,938
Gulf Island Fabrication, Inc.		4,600	158,562
Gulfmark Offshore, Inc.*		7,300	327,624
Headwaters, Inc.		11,200	149,520
Hornbeck Offshore Services, Inc.		2,500	96,550
Ion Geophysical Corp.*		8,100	114,939
Key Energy Services, Inc.		13,500	156,600
Lufkin Industries, Inc.		4,000	317,400
Matrix Service Co.		1,200	22,920
Nabors Industries Ltd.		6,600	164,472
NATCO Group, Inc.*		500	20,090
Natural Gas Services Group, Inc.*		3,700	64,639
Newpark Resources*		23,500	171,550
North American Energy Partners, Inc.		2,900	30,073
Oil States International, Inc.*		3,900	137,865
Parker Drilling Co.		2,800	22,456
Patterson-UTI Energy, Inc.		13,200	264,264
Pioneer Drilling Co.*		11,800	156,940
Pride International, Inc.*		3,700	109,557
SEACOR Holdings, Inc.*		4,600	363,170
T-3 Energy Services, Inc.*		100	3,712
Technicoil Corp.*	CA	16,600	9,084
Union Drilling, Inc.*		3,600	38,124
Unit Corp.		4,600	229,172
Willbros Group, Inc.*		500	13,250

			4,709,469

FOOD & STAPLES RETAILING – 0.8%
Arden Group, Inc.		200	29,124
BJ’s Wholesale Club, Inc.*		1,000	38,860
Casey’s General Stores, Inc.		10,500	316,785
Ingles Markets, Inc.		1,600	36,528
Longs Drug Stores Corp.		9,400	711,016
Nash Finch Co.		5,300	228,536
Spartan Stores, Inc.		5,400	134,352
The Pantry, Inc.		1,000	21,190
Weis Markets, Inc.		100	3,601

			1,519,992

FOOD PRODUCTS – 0.8%
Agria Corp. ADR		200	680
Chiquita Brands Inernational, Inc.*		22,400	354,144
Darling International, Inc.*		22,800	253,308
Del Monte Foods Co.		28,000	218,400
Diamond Foods, Inc.		5,500	154,165
Flowers Foods, Inc.		6,000	176,160
Fresh Del Monte Produce, Inc.*		5,200	115,440
J & J Snack Foods Corp.		1,100	37,301
Omega Protein Corp.		7,200	84,672
Pilgrim’s Pride Corp.		2,500	6,225
Ralcorp Holdings, Inc.		600	40,446
Reddy Ice Holdings, Inc.		1,200	4,380
Sanderson Farms, Inc.		400	14,696
TreeHouse Foods, Inc.*		1,000	29,700

			1,489,717

GAS UTILITIES – 0.8%
New Jersey Resources Corp.		4,200	150,738
Northwest Natural Gas Co.		5,300	275,600
South Jersey Industries, Inc.		2,200	78,540
Southwest Gas Corp.		2,300	69,598
The Laclede Group, Inc.		6,200	300,638
WGL Holdings, Inc.		17,900	580,855

			1,455,969

HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%
Abaxis, Inc.		1,600	31,520
Align Technology, Inc.*		1,700	18,411
American Medical Systems Holdings, Inc.*		5,600	99,456
Analogic Corp.		6,800	338,368
Angiodynamics, Inc.*		2,500	39,500
Conmed Corp.*		7,400	236,800
Cyberonics, Inc.*		8,500	144,500
Datascope Corp.		2,900	149,727
Exactech, Inc.*		2,200	48,928
Hill-Rom Holdings, Inc.		8,600	260,666
Invacare Corp.		5,600	135,184
Iris International, Inc.*		1,700	30,430
Kensey Nash Corp.*		5,400	169,884
Masimo Corp.*		2,000	74,400
Merit Medical Systems, Inc.*		8,500	159,545
Natus Med, Inc.*		5,400	122,364
Neogen Corp.*		400	11,272
Nuvasive, Inc.		1,900	93,727
Quidel Corp.*		9,000	147,690
Sirona Dental Systems, Inc.*		3,900	90,792

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Somanetics Corp.*		3,600	$78,732
Sonosite, Inc.*		2,900	91,060
Spectranetics Corp.		400	1,852
STERIS Corp.		15,000	563,700
Symmetry Medical, Inc.		2,800	51,968
Synovis Life Technologies, Inc.*		3,000	56,460
Vital Signs, Inc.		400	29,560
Vnus Medical Technologies, Inc.		3,100	64,883
Zoll Medical Corp.*		6,400	209,408

			3,550,787

HEALTH CARE PROVIDERS & SERVICES – 3.4%
Alliance Imaging, Inc.*		8,700	89,349
Almost Family, Inc.*		1,100	43,505
Amedisys, Inc.*		1,900	92,473
AMERIGROUP Corp.*		12,600	318,024
AMN Healthcare Services, Inc.*		7,300	128,261
Amsurg Corp.*		1,800	45,846
Apria Healthcare Group, Inc.*		10,100	184,224
Assisted Living Concepts, Inc.		1,800	11,466
Centene Corp.*		19,900	408,149
Chemed Corp.		7,800	320,268
Chindex International, Inc.		1,050	11,403
Corvel Corp.*		1,200	34,332
Coventry Health Care, Inc.		700	22,785
Cross Country Healthcare, Inc.*		3,600	58,644
Cryolife, Inc.*		9,000	118,080
Emergency Medical Services LP		2,100	62,748
Gentiva Health Services, Inc.		3,700	99,678
Hanger Orthopedic Group, Inc.*		9,200	160,540
Health Net, Inc.		1,600	37,760
Healthextras, Inc.*		3,700	96,644
Healthspring, Inc.*		27,000	571,320
Kindred Healthcare, Inc.*		8,400	231,588
Landauer, Inc.		2,800	203,700
LHC Group, Inc.*		400	11,392
Lifepoint Hospitals, Inc.*		18,700	601,018
Lincare Holdings, Inc.*		9,500	285,855
Magellan Health Services, Inc.		600	24,636
Medcath Corp.		300	5,376
Molina Healthcare, Inc.*		9,100	282,100
National Healthcare Corp.		100	4,712
Odyssey Healthcare, Inc.*		4,300	43,645
Omnicare, Inc.		500	14,385
Owens & Minor, Inc.		14,100	683,850
Pharmerica Corp.		8,800	197,912
Providence Service Corp.*		900	8,820
PSS World Medical, Inc.*		4,700	91,650
Psychiatric Solutions, Inc.*		1,000	37,950
Rehabcare Group, Inc.*		5,800	104,980
Res-Care, Inc.*		4,700	85,258
Skilled Healthcare Group, Inc.		1,500	23,835
Sun Healthcare Group, Inc.*		1,600	23,456
WellCare Health Plan, Inc.		5,000	180,000

			6,061,617

HEALTH CARE TECHNOLOGY – 0.1%
Hlth Corp.		1,200	13,716
Phase Forward, Inc.*		5,000	104,550

			118,266

HOTELS, RESTAURANTS & LEISURE – 1.7%
AFC Enterprises*		1,100	7,986
Bob Evans Farms, Inc.		16,900	461,201
Boyd Gaming Corp.		2,900	27,144
Brinker International, Inc.		29,700	531,333
Buffalo Wild Wings, Inc.*		3,600	144,864
California Pizza Kitchen, Inc.*		3,000	38,610
CBRL Group, Inc.		5,796	152,435
CEC Entertainment, Inc.*		11,000	365,200
Churchill Downs, Inc.		500	24,490
CKE Restaurants, Inc.		15,400	163,240
Dennys Corp.*		32,900	84,882
DineEquity, Inc.		1,000	16,860
International Speedway Corp., Class A		6,800	264,588
Interval Leisure Group, Inc.		1,680	17,472
Jack In The Box, Inc.		11,200	236,320
Krispy Kreme Doughnuts, Inc.		9,500	31,350
Marcus Corp.		4,100	65,928
O’Charley’s, Inc.		1,200	10,500
Papa Johns International, Inc.*		2,500	67,900
Peet’s Coffee & Tea, Inc.		800	22,336
Red Robin Gourmet Burgers, Inc.		600	16,080
Riviera Holdings Corp.*		100	735
Ruby Tuesday, Inc.		1,700	9,843
Speedway Motorsports, Inc.		5,100	99,348
The Steak N Shake Co.		400	3,472
Town Sports International Holdings, Inc.		1,900	11,590

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Wyndham Worldwide Corp.		11,600	$182,236

			3,057,943

HOUSEHOLD DURABLES – 1.7%
American Greetings Corp.		17,700	270,633
Avatar Holdings, Inc.		100	3,300
Beazer Homes USA, Inc.		5,300	31,694
Blyth, Inc.		11,600	131,544
Cavco Industries, Inc.*		700	25,305
Centex Corp.		7,000	113,400
Champion Enterprises, Inc.*		24,700	137,085
CSS Industries, Inc.		2,500	64,350
Ethan Allen Interiors, Inc.		7,300	204,546
Furniture Brands International, Inc.		12,200	128,344
Helen Of Troy Ltd.*		7,900	179,883
Hooker Furniture Corp.		4,300	76,325
Hovnanian Enterprises, Inc., Class A		9,400	75,106
KB Home		1,300	25,584
Kimball International, Inc.		3,800	41,040
La-Z- Boy, Inc.		13,500	125,820
Lennar Corp.		23,500	356,965
M/I Homes, Inc.		2,900	66,062
Meritage Homes Corp.		2,200	54,340
National Presto Industries, Inc.*		1,600	119,200
NVR, Inc.*		100	57,200
Pulte Homes, Inc.		3,100	43,307
Ryland Group, Inc.		14,400	381,888
Sealy Corp.		7,200	46,512
Snap-On, Inc.		3,600	189,576
Tempur-Pedic International, Inc.		1,200	14,112
Tupperware Brands Corp.		1,700	46,971
Universal Electronics, Inc.		100	2,498

			3,012,590

HOUSEHOLD PRODUCTS – 0.1%
Central Garden And Pet Co., Class A		600	3,570
WD-40 Co.		3,400	122,162

			125,732

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%
Canadian Hydro Developers, Inc.*	CA	7,800	30,393
Mirant Corp.		4,400	80,476

			110,869

INDUSTRIAL CONGLOMERATES – 0.2%
Carlisle Cos., Inc.		2,000	59,940
Raven Industries, Inc.		4,100	161,335
Standex International Corp.		100	2,775
Teleflex, Inc.		100	6,349
Tredegar Corp.		3,500	62,265

			292,664

INSURANCE – 6.5%
Allied World Assurance Holdings Ltd.		10,100	358,752
American Equity Investment Life Holding Co.		13,000	97,500
American Financial Group, Inc.		6,900	203,550
American Physicians Capital, Inc.		4,650	196,835
Amerisafe, Inc.		8,400	152,880
Amtrust Financial Services, Inc.		13,000	176,670
Arch Capital Group Ltd.*		2,300	167,969
Argo Group International Holdings, Inc.*		225	8,291
Aspen Insurance Holdings Ltd.		22,700	624,250
Assurant, Inc.		5,000	275,000
Axis Capital Holdings Ltd.		9,500	301,245
Berkley W R Corp.		11,100	261,405
Brown & Brown, Inc.		6,500	140,530
Cincinnati Financial Corp.		1,000	28,440
CNA Financial Corp.		7,900	207,296
CNA Surety Corp.*		4,900	81,830
Conseco, Inc.*		20,500	72,160
Crawford & Co., Class B		200	3,040
Darwin Professional Underwriters, Inc.*		1,600	49,776
Delphi Financial Group, Inc.		5,850	164,034
Donegal Group, Inc.		233	4,224
eHealth, Inc.*		500	8,000
EMC Insurance Group, Inc.		100	2,948
Employers Holdings, Inc.		8,900	154,682
Endurance Specialty Holdings Ltd.		15,100	466,892
Everest Re Group Ltd.		200	17,306
FBL Financial Group, Inc.		5,100	142,239
Fidelity National Title Group, Inc., Class A		11,300	166,110
First American Corp.		2,600	76,700
Flagstone Reinsurance Holdings Ltd.		500	5,135
FPIC Insurance Group, Inc.*		3,400	174,726
Genworth Financial, Inc., Class A		17,200	148,092
Hallmark Financial Services, Inc.*		1,600	14,544
Harleysville Group, Inc.		6,300	238,140

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
HCC Insurance Holdings, Inc.		4,000	$108,000
Hilb Rogal & Hobbs Co.		800	37,392
Horace Mann Educators Corp.		3,100	39,897
Infinity Property & Casualty Corp.		5,000	206,000
IPC Holdings Ltd.		16,800	507,528
LandAmerica Financial Group, Inc.		1,100	26,675
Max Re Capital Ltd.		21,000	487,830
Meadowbrook Insurance Group, Inc.		4,167	29,419
Montpelier Re Holdings Ltd.		8,800	145,288
National Financial Partners Corp.		5,600	84,000
National Interstate Corp.		2,100	50,463
National Western Life Insurance Co.		100	24,207
Nationwide Financial Services		3,000	147,990
Navigators Group, Inc.*		4,300	249,400
Odyssey Re Holdings Corp.		4,700	205,860
OneBeacon Insurance Group Ltd.		3,800	80,370
Philadelphia Consolidated Holding Co.*		6,700	392,419
Phoenix Cos., Inc.		10,400	96,096
Platinum Underwriters Holdings Ltd.		17,400	617,352
PMA Capital Corp.*		1,800	15,876
Presidential Life Corp.		600	9,474
ProAssurance Corp.*		9,300	520,800
Protective Life Corp.		5,900	168,209
Reinsurance Group of America, Inc., Class A		900	48,600
RenaissanceRe Holdings Ltd.		1,900	98,800
RLI Corp.		4,600	285,614
Safety Insurance Group, Inc.		3,500	132,755
SeaBright Insurance Holdings, Inc.		4,200	54,600
Selective Insurance Group, Inc.		12,000	275,040
Stancorp Financial Group, Inc.		4,900	254,800
State Auto Financial Corp.		1,600	46,512
The Hanover Insurance Group, Inc.		2,900	132,008
Transatlantic Holdings, Inc.		1,600	86,960
United America Indemnity Ltd.*		5,800	82,534
United Fire & Casualty Co.		500	14,295
Unitrin, Inc.		5,100	127,194
Universal American Financial Corp.*		1,600	19,504
Unum Group		16,000	401,600
Validus Holdings Ltd.		300	6,975
Zenith National Insurance Corp.		5,100	186,864

			11,696,391

INTERNET & CATALOG RETAIL – 0.6%
1-800-flowers.com, Inc.*		12,300	74,046
Expedia, Inc.		2,000	30,220
Gaiam, Inc.*		1,700	18,020
HSN, Inc.		1,680	18,497
Liberty Media Corp. - Interactive, Series A		8,700	112,317
Netflix, Inc.*		18,500	571,280
NutriSystem, Inc.		1,600	28,352
Orbitz Worldwide, Inc.		700	4,109
Overstock.com, Inc.*		1,400	27,734
PetMed Express Common, Inc.*		6,600	103,620
Priceline.com, Inc.*		1,100	75,273
Stamps.com, Inc.*		5,100	59,517
Systemax, Inc.*		2,600	36,556

			1,159,541

INTERNET SOFTWARE & SERVICES – 1.6%
Art Technology Group, Inc.		4,700	16,544
Asiainfo Holdings, Inc.*		13,900	127,602
Bankrate, Inc.		100	3,891
Bidz.com, Inc.		900	7,794
Cybersource Corp.*		11,608	187,005
Digital River, Inc.*		4,000	129,600
Earthlink, Inc.		4,100	34,850
Greenfield Online, Inc.*		6,000	104,400
IAC/InterActiveCorp.*		4,250	73,525
Imergent, Inc.		2,700	30,240
Interwoven, Inc.*		10,800	152,496
j2 Global Communications, Inc.*		23,100	539,385
Limelight Networks, Inc.		300	750
Marchex, Inc., Class B		2,100	21,609
Moduslink Global Solutions, Inc.		4,780	45,936
Navisite, Inc.*		2,500	5,000
NIC, Inc.		8,000	55,200
Open Text Corp.*		12,000	414,960
RealNetworks, Inc.*		15,300	77,724
S1 Corp.*		22,500	137,700
Sohu.com, Inc.*		1,300	72,475
SonicWall, Inc.*		7,800	40,872
Soundbite Communications, Inc.*		3,000	7,230
Switch & Data Facilities Co.		800	9,960
TheStreet.com, Inc.		3,500	20,965
United Online, Inc.		21,699	204,187
Valueclick, Inc.*		5,300	54,219
Vignette Corp.*		8,900	95,586

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Vocus, Inc.*		3,400	$115,464
Zix Corp.*		2,700	6,102

			2,793,271

IT SERVICES – 2.4%
Acxiom Corp.		21,600	270,864
Broadridge Financial Solutions, Inc.		8,200	126,198
CACI International, Inc.*		1,800	90,180
Ciber, Inc.*		19,800	138,402
Computer Sciences Corp.*		5,500	221,045
Convergys Corp.*		35,500	524,690
CSG Systems International, Inc.*		9,500	166,535
Exlservice Holdings, Inc.*		300	2,634
Fidelity National Information Services, Inc.		2,200	40,612
Forrester Research, Inc.*		4,700	137,804
Gartner, Inc.*		10,800	244,944
Global Cash Access Holdings, Inc.*		9,500	48,070
Global Payments, Inc.		200	8,972
Heartland Payment Systems, Inc.		3,000	76,680
iGATE Corp.		1,900	16,473
info USA, Inc.		700	4,627
Integral Systems, Inc.*		6,608	137,248
Mantech International Corp.*		7,500	444,675
MAXIMUS, Inc.		4,100	151,044
MPS Group, Inc.*		41,200	415,296
NCI, Inc.		1,600	45,568
Ness Technologies, Inc.*		3,900	44,733
Perot Systems Corp., Class A*		20,100	348,735
Rightnow Technologies, Inc.*		7,100	89,247
Sapient Corp.*		31,600	234,788
SYKES Enterprises, Inc.*		11,000	241,560
The Hackett Group, Inc.		300	1,632
TNS, Inc.*		100	1,937
Total System Services, Inc.		500	8,200
Unisys Corp.		5,100	14,025

			4,297,418

LEISURE EQUIPMENT & PRODUCTS – 1.0%
Brunswick Corp.		18,000	230,220
Callaway Golf Co.		36,200	509,334
Hasbro, Inc.		4,800	166,656
Jakks Pacific, Inc.*		9,800	244,118
Leapfrog Enterprises, Inc.*		15,100	159,456
Polaris Industries, Inc.		9,500	432,155
Pool Corp.		3,000	69,990
RC2 Corp.		1,400	28,000
Steinway Musical Instruments, Inc.*		1,800	50,976

			1,890,905

LIFE SCIENCES TOOLS & SERVICES – 0.8%
Albany Molecular Research, Inc.*		7,900	142,911
Bio-Rad Laboratories, Inc.		500	49,560
Bruker Corp.		1,100	14,663
Dionex Corp.*		1,700	108,035
Enzo Biochem, Inc.*		500	5,490
EResearch Technology, Inc.*		13,200	157,212
Illumina, Inc.*		2,000	81,060
Life Sciences Research, Inc.*		800	28,000
Luminex Corp.		8,300	207,583
Medivation, Inc.		800	21,168
Nektar Therapeutics		3,600	12,924
Parexel International Corp.		12,000	343,920
Sequenom, Inc.		1,800	47,916
Varian, Inc.*		6,000	257,400

			1,477,842

MACHINERY – 4.4%
Actuant Corp., Class A		11,800	297,832
Altra Holdings, Inc.		3,700	54,612
American Science & Engineering, Inc.		1,500	89,595
Ampco-Pittsburgh Corp.		3,900	101,010
Astec Industries, Inc.*		5,100	157,233
Axsys Technologies, Inc.*		3,600	212,184
Badger Meter, Inc.		5,400	253,530
Barnes Group, Inc.		18,100	365,982
Blount International, Inc.*		12,700	141,351
Briggs & Stratton Corp.		2,200	35,596
Cascade Bancorp		1,000	43,810
Chart Industries, Inc.*		5,900	168,504
CIRCOR International, Inc.		4,500	195,435
Columbus Mckinnon Corp.*		6,200	146,134
Commercial Vehicle Group, Inc.*		800	5,688
Cummins, Inc.		3,800	166,136
Dover Corp.		2,000	81,100
DXP Enterprises, Inc.		700	37,317
EnPro Industries, Inc.*		11,200	416,192
Federal Signal Corp.		10,000	137,000
Gardner Denver, Inc.*		11,500	399,280
Gorman-rupp Co.		6,025	227,263
Graham Corp.		1,300	70,330
Hurco Cos., Inc.*		1,100	32,527
IDEX Corp.		4,300	133,386
Ingersoll-Rand Co., Ltd., Class A		9,300	289,881
John Bean Technologies Corp.		1,723	21,813
K-tron International, Inc.*		100	12,883

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Kadant, Inc.*		6,700	$152,559
Kennametal, Inc.		1,100	29,832
LB Foster Co.*		1,200	36,504
Lincoln Electric Holdings, Inc.		2,600	167,206
Lydall, Inc.*		3,400	32,742
Mccoy Corp. (1)	CA	6,200	13,805
Mueller Industries, Inc.		16,200	372,762
Mueller Water Products, Inc., Class A		3,900	35,022
NACCO Industries, Inc., Class A		200	18,904
Navistar International Corp., Inc.*		1,900	102,942
NN, Inc.		2,400	30,840
Nordson Corp.		6,000	294,660
Oshkosh Truck Corp.		2,400	31,584
Pentair, Inc.		900	31,113
RBC Bearings, Inc.*		2,500	84,225
Robbins & Myers, Inc.		7,000	216,510
Sun Hydraulics, Inc.		5,750	149,730
Tecumseh Products Co.*		7,200	180,288
Tennant Co.		2,200	75,372
The Greenbrier Cos., Inc		1,300	25,363
The Timken Co.		6,000	170,100
Thermadyne Holdings Corp.		100	1,667
Titan International, Inc.		5,500	117,260
Toro Co.		13,600	561,680
Trimas Corp.		100	656
Trinity Industries, Inc.		600	15,438
Twin Disc, Inc.		900	12,384
Wabash National Corp.		3,800	35,910
Wabtec Corp.		7,700	394,471
Watts Water Technologies, Inc.		7,500	205,125

			7,890,258

MARINE – 0.3%
Alexander & Baldwin, Inc.		6,500	286,195
American Commercial Lines, Inc.*		4,300	45,752
Excel Maritime Carriers Ltd.		3,300	49,764
Safe Bulkers, Inc.		11,200	122,080
Star Bulk Carriers Corp.		10,900	76,300
TBS International Ltd.		1,200	16,152
Ultrapetrol Bahamas Ltd.		500	3,925

			600,168

MEDIA – 1.1%
Belo Corp., Class A		17,500	104,300
Cablevision Systems Corp., Class A*		4,200	105,672
Charter Communications, Inc.		50,800	37,084
Cox Radio, Inc., Class A*		7,500	79,200
CTC Media, Inc.*		800	12,000
Cumulus Media, Inc.*		3,600	15,336
DG Fastchannel, Inc.*		300	6,576
Dreamworks Animation Skg, Inc., Class A*		5,100	160,395
E.W. Scripps Co., Class A		12,500	88,375
Entercom Communications Corp., Class A		900	4,518
Entravision Communications Corp.*		26,600	71,554
Gannett Co., Inc.		1,900	32,129
Global Sources Ltd.		11,060	111,374
Harte-Hanks, Inc.		4,100	42,517
Journal Communications, Inc.		3,300	16,104
Liberty Media Corp. - Capital, Series A		1,600	21,408
Lin TV Corp.*		3,000	15,480
Marvel Entertainment, Inc.*		2,200	75,108
McClatchy Co., Class A		5,300	23,320
Media General, Inc.		2,600	32,318
Mediacom Communications Corp., Class A		3,700	21,904
Meredith Corp.		11,200	314,048
National Cinemedia, Inc.		5,100	56,355
Scholastic Corp.		14,400	369,792
Sinclair Broadcast Group, Inc.		18,700	94,248
Tivo, Inc.*		3,100	22,692
Warner Music Group Corp.*		5,200	39,520

			1,973,327

METALS & MINING – 1.3%
AK Steel Holding Corp.		6,100	158,112
Amerigo Resources Ltd.	CA	20,800	22,764
Carpenter Technology Corp.		3,600	92,340
Castle AM Co.		4,500	77,760
Farallon Resources Ltd.*	CA	20,100	7,206
Gibraltar Industries, Inc.		4,100	76,711
Haynes International, Inc.		200	9,366
Hecla Mining Co.*		26,900	125,892
Kaiser Aluminum Corp.		4,400	188,980
Northwest Pipe Co.*		3,000	130,860
Olympic Steel, Inc.		3,600	106,164
Redcorp Ventures Ltd.* (1)	CA	91,400	9,055
Reliance Steel & Aluminum Co.		5,300	201,241
RTI International Metals, Inc.		1,300	25,428
Schnitzer Steel Industries, Inc., Class A		7,100	278,604
Sims Group Ltd. ADR		14,305	330,446

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Sutor Technology Group Ltd.		300	$987
Universal Stainless & Alloy*		1,000	25,550
Worthington Industries, Inc.		27,300	407,862

			2,275,328

MULTI-LINE RETAIL – 1.0%
Big Lots, Inc.*		23,300	648,439
Conn’s, Inc.*		2,600	48,646
Dillard’s, Inc.		12,400	146,320
Dollar Tree, Inc.*		12,000	436,320
Family Dollar Stores, Inc., Class A		8,600	203,820
Fred’s, Inc.		12,500	177,750
Macy’s, Inc.		4,800	86,304
Retail Ventures, Inc.		500	1,950

			1,749,549

MULTI-UTILITIES – 0.2%
Avista Corp.		14,700	319,137
CH Energy Group, Inc.		700	30,499
Integrys Energy Group, Inc.		1,100	54,934

			404,570

OFFICE ELECTRONICS – 0.0%†
Zebra Technologies Corp., Class A*		3,100	86,335

OIL & GAS-EXPLORATION & PRODUCTION – 3.3%
Abraxas Petroleum Corp.*		3,300	8,613
Alpha Natural Resources, Inc.		2,500	128,575
Arlington Tankers Ltd.		2,000	30,760
Berry Petroleum Co.		9,800	379,554
Bill Barrett Corp.*		9,000	288,990
BPZ Resources, Inc.		4,500	77,400
Brigham Exploration Co.		12,700	139,573
Callon Petroleum Co.*		8,000	144,240
Cano Petroleum, Inc.*		1,400	3,234
Celtic Exploration Ltd.*	CA	500	6,642
Cimarex Energy Co.		6,500	317,915
Comstock Resources, Inc.*		2,100	105,105
Concho Resources, Inc.*		5,000	138,050
Continental Resources, Inc.		300	11,769
CVR Energy, Inc.		700	5,964
Delek US Holdings, Inc.		1,400	12,978
Delta Petroleum Corp.		4,300	58,394
Denbury Resources, Inc.		7,900	150,416
Enbridge Energy Management LLC*		102	4,271
Energy Partners Ltd.*		7,800	67,626
EXCO Resources, Inc.		2,800	45,696
Frontier Oil Corp.		4,500	82,890
Galleon Energy, Inc.*	CA	1,050	9,282
Gasco Energy, Inc.*		19,100	34,762
General Maritime Corp.		4,700	91,556
Georesources, Inc.*		1,700	19,482
Houston American Energy Corp.*		300	1,896
Jabil Circuit, Inc.		6,200	59,148
Jura Energy Corp.*	CA	13,900	4,459
Knightsbridge Tankers Ltd.		5,900	156,173
Mariner Energy, Inc.*		16,000	328,000
Massey Energy Co.		4,600	164,082
Meridian Resource Corp.*		9,400	17,296
Midnight Oil Exploration Ltd.	CA	15,100	19,233
Noble Energy, Inc.		600	33,354
Nordic American Tanker Shipping		4,700	150,682
Overseas Shipholding Group, Inc.		2,800	163,268
Paramount Resources Ltd.*	CA	900	9,638
Penn Virginia Corp.		1,000	53,440
Petrohawk Energy Corp.*		6,800	147,084
Petroquest Energy, Inc.*		4,000	61,400
Plains Exploration & Production Co.*		4,700	165,252
Rentech, Inc.*		2,500	3,325
Rosetta Resources, Inc.		17,900	328,644
Ship Finance International Ltd.		700	15,092
Stone Energy Corp.*		12,716	538,268
Swift Energy Co.*		10,500	406,245
Teekay Tankers Ltd., Class A		5,100	86,343
Tristar Oil & Gas Ltd.*	CA	1,300	19,036
TUSK Energy Corp.*	CA	18,607	28,264
Vaalco Energy, Inc.*		25,600	175,104
Venoco, Inc.		1,500	19,500
Verasun Energy Corp.*		14,500	45,385
Vero Energy, Inc.	CA	4,400	30,720
W&T Offshore, Inc.		9,700	264,713
Warren Resources, Inc.*		5,200	51,896
Westmoreland Coal Co.*		800	12,640

			5,923,317

PAPER & FOREST PRODUCTS – 0.3%
Buckeye Technologies, Inc.*		2,100	17,199
Deltic Timber Corp.		2,200	140,008
Domtar Corp.		900	4,140
Glatfelter		10,200	138,108
Louisiana-Pacific Corp.		3,900	36,270
MeadWestvaco Corp.		600	13,986
Mercer International, Inc.*		2,600	9,516
Neenah Paper, Inc.		300	5,940
Potlatch Corp.		1,800	83,502
Schweitzer-Mauduit International, Inc.		1,600	30,384
Verso Paper Corp.		800	2,112
Wausau Paper Corp.		7,100	71,923

			553,088

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
PERSONAL PRODUCTS – 1.0%
American Oriental Bioengineering, Inc.*		28,800	$186,912
Chattem, Inc.*		6,000	469,080
Elizabeth Arden, Inc.		3,100	60,853
Herbalife Ltd.		2,800	110,656
Inter Parfums, Inc.		5,500	74,580
NBTY, Inc.*		16,300	481,176
Nu Skin Enterprises, Inc.		13,600	220,592
Prestige Brands Holdings, Inc.*		12,300	109,224
Revlon, Inc., Class A		200	2,970

			1,716,043

PHARMACEUTICALS – 1.0%
Adolor Corp.*		10,100	34,845
Auxilium Pharmaceuticals, Inc.*		2,400	77,760
BioMimetic Therapeutics, Inc.*		900	9,954
Durect Corp.*		900	5,040
Endo Pharmaceuticals Holding, Inc.		9,700	194,000
King Pharmaceuticals, Inc.*		43,531	417,027
KV Pharmaceutical Co., Class A*		2,600	59,046
Medicine Co.		1,300	30,186
Medicis Pharmaceutical Corp., Class A		10,200	152,082
Middlebrook Pharmaceuticals, Inc.*		4,300	6,450
Noven Pharmaceuticals, Inc.*		5,900	68,912
Pain Therapeutics, Inc.*		5,700	55,689
Par Pharmaceutical Cos., Inc.*		2,600	31,954
Pozen, Inc.*		3,400	35,734
Salix Pharmaceuticals Ltd.		800	5,128
Sepracor, Inc.*		13,200	241,692
Valeant Pharmaceuticals International*		2,500	51,175
Viropharma, Inc.*		1,000	13,120
Vivus, Inc.*		6,200	49,228
Warner Chilcott Ltd., Class A		5,000	75,600
Watson Pharmaceuticals, Inc.*		7,900	225,150
Xenoport, Inc.		700	33,943

			1,873,715

REAL ESTATE INVESTMENT TRUSTS – 2.7%
Acadia Realty Trust		300	7,584
Agree Realty Corp.		1,500	42,900
Alexander’s, Inc.*		100	40,000
Alexandria Real Estate Equities, Inc.		1,000	112,500
Arbor Realty Trust, Inc.		800	8,000
Ashford Hospitality Trust, Inc.		6,600	26,730
Associated Estates Realty Corp.		700	9,121
BioMed Realty Trust, Inc.		4,800	126,960
Brandywine Reality Trust		2,500	40,075
Caplease, Inc.		1,000	7,930
CBL & Associates Properties, Inc.		2,800	56,224
Cedar Shopping Centers, Inc.		2,100	27,762
Commercial Net Lease Realty		7,700	184,415
Corporate Office Properties Trust		3,600	145,260
Dct Industrial Trust, Inc.		1,100	8,239
DiamondRock Hospitality Co.		16,500	150,150
Digital Realty Trust, Inc.		5,000	236,250
Eastgroup Properties, Inc.		2,200	106,788
Entertainment Properties Trust		3,900	213,408
Equity Lifestyle Properties, Inc.		1,800	95,454
Equity One, Inc.		3,000	61,470
Extra Space Storage, Inc.		3,800	58,368
FelCor Lodging Trust, Inc.		11,900	85,204
First Industrial Realty Trust, Inc.		5,900	169,212
Forestar Real Estate Group, Inc.		500	7,375
Glimcher Realty Trust		600	6,264
Gramercy Capital Corp.		1,200	3,108
Healthcare Realty Trust, Inc.		3,400	99,110
Hersha Hospitality Trust		1,200	8,928
Highwoods Properties, Inc.		5,900	209,804
Home Properties, Inc.		3,300	191,235
Inland Real Estate Corp.		7,100	111,399
Investors Real Estate Trust		400	4,476
Kite Realty Group Trust		1,800	19,800
LaSalle Hotel Properties		1,600	37,312
Lexington Corporate Properties Trust		5,600	96,432
LTC Properties, Inc.		2,100	61,572
Medical Properties Trust, Inc.		4,300	48,805
Mid America Apartment Communities, Inc.		2,500	122,850
National Health Investors, Inc.		600	20,508
Nationwide Health Properties, Inc.		10,000	359,800

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Omega Healthcare Investors, Inc.		9,800	$192,668
Parkway Properties, Inc.		2,000	75,720
Pennsylvania Real Estate Investment		3,800	71,630
Post Properties, Inc.		400	11,188
PS Business Parks, Inc.		1,300	74,880
Ramco Gershenson Properties Trust		1,000	22,420
Realty Income Corp.		7,000	179,200
Saul Centers, Inc.		900	45,486
Senior Housing Properties Trust		10,600	252,598
Sovran Self Storage, Inc.		1,600	71,504
Strategic Hotels & Resorts, Inc.		8,700	65,685
Sunstone Hotel Investors, Inc.		4,104	55,404
Tanger Factory Outlet Centers, Inc.		3,900	170,781
Taubman Centers, Inc.		1,600	80,000
Universal Health Realty Income Trust		100	3,890
Urstadt Biddle Properties, Inc., Class A		300	5,625
Washington Real Estate Investment Trust		3,500	128,205

			4,935,666

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%+
American Campus Communities, Inc.		400	13,552
Move, Inc.		700	1,484

			15,036

ROAD & RAIL – 1.2%
Amerco*		900	37,737
Arkansas Best Corp.		10,800	363,852
Avis Budget Group, Inc.*		42,500	243,950
Cai International, Inc.		7,100	78,526
Celadon Group, Inc.*		2,200	25,234
Con-Way, Inc.		300	13,233
Genesee & Wyoming, Inc., Class A*		3,800	142,576
Heartland Express, Inc.		7,400	114,848
Hertz Global Holdings, Inc.*		14,700	111,279
Marten Transport Ltd.*		4,600	89,746
Old Dominion Freight Line*		3,800	107,692
Ryder System, Inc.		3,000	186,000
Werner Enterprises, Inc.		15,500	336,505
YRC Worldwide, Inc.*		27,100	324,116

			2,175,294

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.8%
Actel Corp.*		8,500	106,080
Advanced Energy Industries, Inc.*		9,100	124,488
Altera Corp.		13,900	287,452
Amkor Technology, Inc.		54,800	349,076
Analog Devices, Inc.		7,500	197,625
Atmel Corp.*		115,300	390,867
ATMI, Inc.*		2,800	50,344
Brooks Automation, Inc.*		9,500	79,420
Cabot Microelectronics Corp.*		11,500	368,920
Cirrus Logic, Inc.*		15,300	83,385
Cohu, Inc.		3,700	58,534
Conexant Systems, Inc.		3,800	15,238
Cymer, Inc.*		8,700	220,371
Day4 Energy, Inc.*	CA	14,900	53,842
DSP Group, Inc.		200	1,530
Entegris, Inc.*		41,400	200,376
Exar Corp.		500	3,830
Fairchild Semiconductor International, Inc.		39,500	351,155
FEI Co.*		9,100	216,671
Integrated Device Technology, Inc.*		55,300	430,234
Intellon Corp.		3,300	12,078
Intersil Holding Corp.		15,800	261,964
IXYS Corp.		600	5,454
Kla-Tencor Corp.		7,200	227,880
Lattice Semiconductor Corp.*		23,000	47,380
LSI Corp.*		38,900	208,504
Marvell Technology Group Ltd.*		16,200	150,660
Mattson Technology, Inc.		500	2,365
Micrel, Inc.		23,600	214,052
Microsemi Corp.		200	5,096
Microtune, Inc.*		3,300	8,844
MKS Instruments, Inc.*		22,300	443,993
Monolithic Power Systems, Inc.*		11,900	206,703
Netlogic Microsystems, Inc.		5,800	175,392
Novellus Systems, Inc.		700	13,748
NVIDIA Corp.*		1,100	11,781
Pericom Semiconductor Corp.*		14,200	149,100
PMC-Sierra, Inc.		44,100	327,222
Power Integrations, Inc.*		900	21,690
RF Micro Devices, Inc.*		57,500	167,900
Semtech Corp.*		29,800	416,008
Silicon Image, Inc.*		17,300	92,382
Silicon Laboratories, Inc.*		10,300	316,210
Silicon Storage Technology, Inc.*		7,500	24,450
Skyworks Solutions, Inc.*		53,000	443,080
Spansion, Inc., Class A		1,900	2,945
Standard Microsystems Corp.		4,500	112,410
Supertex, Inc.*		1,700	47,872
Techwell, Inc.*		1,300	12,259

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Teradyne, Inc.*		29,400	$229,614
Triquint Semiconductor, Inc.*		15,000	71,850
Ultra Clean Holdings*		900	4,536
Ultratech, Inc.*		7,600	91,960
Veeco Instruments, Inc.		9,600	142,176
Verigy Ltd.		9,500	154,660
Volterra Semiconductor Corp.*		12,000	152,760
Xilinx, Inc.		3,800	89,110
Zoran Corp.*		1,800	14,688

			8,670,214

SOFTWARE – 3.4%
Activision Blizzard, Inc.*		13,200	203,676
Actuate Corp.*		2,100	7,350
Advent Software, Inc.*		1,800	63,414
Amdocs Ltd.*		7,700	210,826
Ansys, Inc.*		4,966	188,063
Arcsight, Inc.*		300	2,289
Aspen Technology, Inc.*		19,800	251,460
Autodesk, Inc.*		3,900	130,845
Bottomline Technologies, Inc.*		1,900	19,760
CA, Inc.		5,000	99,800
Cadence Design Systems, Inc.*		35,000	236,600
Check Point Software Technologies*		3,900	88,686
Citrix Systems, Inc.		1,400	35,364
Commvault Systems, Inc.		1,300	15,665
Compuware Corp.*		26,700	258,723
Concur Technologies, Inc.		1,600	61,216
Double-take Software, Inc.		1,200	11,940
Epiq Systems, Inc.*		7,750	105,400
Fair Issac Corp.		13,700	315,785
FalconStor Software, Inc.*		2,700	14,472
i2 Technologies, Inc.*		1,300	17,537
Informatica Corp.*		17,600	228,624
Interactive Intelligence, Inc.*		2,600	23,452
Jack Henry & Associates, Inc.		2,000	40,660
JDA Software Group, Inc.*		7,700	117,117
Lawson Software, Inc.*		7,000	49,000
Manhattan Associates, Inc.*		8,100	180,954
Mentor Graphics Corp.*		12,800	145,280
Microstrategy, Inc.*		3,559	211,867
Net 1 UEPS Technologies, Inc.*		13,300	296,989
Netscout Systems, Inc.*		5,500	58,520
Parametric Technology Corp.*		19,500	358,800
Pegasystems, Inc.		1,900	24,529
Phoenix Technologies Ltd.		400	3,196
Progress Software Corp.*		6,400	166,336
Quest Software, Inc.*		22,300	282,987
Radiant Systems, Inc.*		7,000	60,830
SPSS, Inc.*		4,400	129,184
Sybase, Inc.*		10,900	333,758
Synopsys, Inc.		1,100	21,945
The9 Ltd.*		500	8,395
Tibco Software, Inc.*		69,300	507,276
Tyler Technologies, Inc.*		8,300	125,911
Ultimate Software Group, Inc.*		1,500	40,500
Wind River Systems, Inc.*		28,200	282,000

			6,036,981

SPECIALTY RETAIL – 5.5%
Aaron Rents, Inc.		1,100	29,777
Aeropostale, Inc.*		22,400	719,264
America’s Car-mart, Inc.*		4,000	74,360
American Eagle Outfitters, Inc.		2,600	39,650
AnnTaylor Stores Corp.*		13,300	274,512
Asbury Automotive Group, Inc.		8,900	102,528
Autonation, Inc.*		36,200	406,888
Barnes & Noble, Inc.		10,000	260,800
Bebe Stores, Inc.		18,500	180,745
Blockbuster, Inc.		9,700	19,885
Books-A-Million, Inc.		700	3,500
Borders Group, Inc., Class A		3,800	24,928
Brown Shoe, Inc.		14,420	236,200
Buckle, Inc.		11,250	624,825
Cato Corp.		5,000	87,750
Charlotte Russe Holding, Inc.		600	6,150
Charming Shoppes, Inc.		4,000	19,560
Childrens Place Retail Stores, Inc.*		6,300	210,105
Christopher & Banks Corp.		4,900	37,583
Citi Trends, Inc.		3,100	50,499
Dress Barn, Inc.*		26,200	400,598
Finish Line, Inc., Class A		25,900	258,741
Foot Locker, Inc.		40,500	654,480
Genesco, Inc.*		4,900	164,052
Group 1 Automotive, Inc.		2,400	52,152
Gymboree Corp.*		7,300	259,150
Haverty Furniture Cos., Inc.		5,400	61,776
Hibbett Sports, Inc.*		7,000	140,140
Hot Topic, Inc.*		10,400	68,744
Jo-ann Stores, Inc.*		11,400	239,172
Limited Brands, Inc.		10,700	185,324

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Lumber Liquidators, Inc.		800	$10,048
Monro Muffler, Inc.		1,000	23,060
New York & Co., Inc.*		15,400	146,916
Office Depot, Inc.*		25,200	146,664
OfficeMax, Inc.		17,800	158,242
Pacific Sunwear of California, Inc.		4,600	30,958
Penske Auto Group, Inc.		21,600	247,752
Pier 1 Imports, Inc.*		3,400	14,042
RadioShack Corp.		36,900	637,632
Rental-A-Center, Inc.*		23,400	521,352
Ross Stores, Inc.		6,200	228,222
Sally Beauty Holdings, Inc.*		45,500	391,300
Sonic Automotive, Inc., Class A		1,900	16,074
Stage Stores, Inc.		7,700	105,182
Talbots, Inc.		6,800	89,080
The Men’s Wearhouse, Inc.		2,600	55,224
The Pep Boys - Manny, Moe & Jack		1,700	10,506
The Wet Seal, Inc., Class A*		33,100	120,153
Tractor Supply Co.*		12,600	529,830
Tween Brands, Inc.		1,300	12,727
Williams-Sonoma, Inc.		19,200	310,656
Zale Corp.*		5,500	137,500

			9,836,958

TEXTILES, APPAREL & LUXURY GOODS – 2.0%
Carter’s, Inc.*		12,000	236,760
Columbia Sportswear Co.		1,700	71,332
Jones Apparel Group, Inc.		33,800	625,638
Kenneth Cole Productions, Inc. Class A		600	8,820
Liz Claiborne, Inc.		37,000	607,910
Madden Steven Ltd.*		3,700	91,686
Maidenform Brands, Inc.		5,300	76,903
Movado Group, Inc.		500	11,175
Oxford Industries, Inc.		400	10,332
Perry Ellis International, Inc.*		6,400	95,424
Phillips-Van Heusen Corp.		2,400	90,984
Quiksilver, Inc.		4,500	25,830
Skechers U.S.A., Inc., Class A*		6,800	114,444
Timberland Co., Class A*		3,700	64,269
True Religion Apparel, Inc.*		6,200	160,270
Unifi, Inc.		1,000	4,840
UniFirst Corp.		3,600	155,124
Warnaco Group, Inc.*		13,300	602,357
Wolverine World Wide, Inc.		19,600	518,616
Xerium Technologies, Inc.		1,500	9,660

			3,582,374

THRIFT & MORTGAGE FINANCE – 0.9%
Anchor Bancorp Wisconsin, Inc.		2,200	16,170
Bank Mutual Corp.		7,000	79,450
Brookline Bancorp, Inc.		6,900	88,251
Dime Community Bancshares		10,000	152,200
Encore Bancshares, Inc.*		1,200	21,600
First Niagara Financial Group, Inc.		2,100	33,075
First Place Financial Corp.		700	8,995
Flagstar Bancorp, Inc.		1,100	3,278
Flushing Financial Corp.		5,400	94,500
Hudson City Bancorp, Inc.		5,400	99,630
NewAlliance Bancshares, Inc.		3,400	51,102
Northwest Bancorp, Inc.		400	11,016
Oceanfirst Financial Corp.		900	16,308
Ocwen Financial Corp.*		3,500	28,175
Provident Financial Services		13,600	224,536
Provident New York Bancorp		7,200	95,184
The PMI Group, Inc.		13,700	40,415
TierOne Corp.		1,700	8,721
Tree.com, Inc.		296	1,427
TrustCo Bank Corp NY		5,600	65,576
Webster Financial Corp.		19,100	482,275
WSFS Financial Corp.		800	48,000

			1,669,884

TOBACCO – 0.3%
Universal Corp.		10,700	525,263

TRADING COMPANIES & DISTRIBUTORS – 1.4%
Applied Industrial Technologies, Inc.		17,950	483,394
Beacon Roofing Supply, Inc.*		10,300	160,886
BlueLinx Holdings, Inc.		500	2,645
GATX Corp.		7,500	296,775
H & E Equipment Services, Inc.		1,500	14,490
Houston Wire & Cable Co.		7,400	127,058
Interline Brands, Inc.		500	8,105
Kaman Corp.		400	11,392
MSC Industrial Direct Co., Inc., Class A		2,900	133,603
Rush Enterprises, Inc.		6,200	79,360
Tal International Group, Inc.		1,900	39,558
Textainer Group Holdings Ltd.		1,000	15,190
United Rentals, Inc.*		20,367	310,393

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
W.W. Grainger, Inc.		400	$34,788
Watsco, Inc.		4,300	216,204
WESCO International, Inc.*		17,100	550,278

			2,484,119

WATER UTILITIES – 0.1%
American States Water Co.		1,200	46,200
Cascal*		10,000	105,000
SJW Corp.		3,000	89,910

			241,110

WIRELESS TELECOMMUNICATION SERVICES – 0.6%
Centennial Communication Corp.		30,300	189,072
IPCS, Inc.*		1,800	40,086
Syniverse Holdings, Inc.		31,000	514,910
Telephone & Data Systems, Inc.		8,200	293,150
US Cellular Corp.*		1,300	60,996
USA Mobility, Inc.		1,700	18,700

			1,116,914

Total Common Stocks
(cost $197,845,025)			178,332,507

WARRANT – 0.0%+
METALS & MINING – 0.0%
Redcorp Ventures Ltd. Expires 7/10/09 (1) (cost $0)	CA	45,700	431

		Principal Amount (000)
SHORT TERM INVESTMENTS – 1.0%

REPURCHASE AGREEMENT – 1.0%
State Street Bank and Trust Company 0.30%, 10/1/08 (collateralized by $1,735,000 Federal Home Loan Bank, 5.3%, 05/07/12, with a value of $1,774,037 total to be received $1,738,014) (cost $1,738,000)		1,738	1,738,000

TOTAL INVESTMENTS – 100.2%
(cost $199,583,025)			180,070,938
Liabilities in excess of other assets – (0.2)%			(358,794)

NET ASSETS – 100.0%			$179,712,144

*	Non-income producing security
**	Unless otherwise noted the country code for all securities is United States.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to $96,370 representing 0.05% of net assets.
+	Amount is less than 0.05%
ADR	American Depositary Receipt
CA	Canada

OPPENHEIMER LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 99.5%

AEROSPACE & DEFENSE – 5.3%
Northrop Grumman Corp.	500	$30,270
Raytheon Co.	3,900	208,689
United Technologies Corp.	5,000	300,300

		539,259

AIR FREIGHT & LOGISTICS – 0.4%
United Parcel Services, Inc. Class B	600	37,734

BEVERAGES – 4.3%
Coca-Cola Co.	1,000	52,880
Molson Coors Brewing Co., Class B	800	37,400
PepsiCo, Inc.	4,800	342,096

		432,376

CAPITAL MARKETS – 3.5%
Bank Of New York Mellon Corp.	5,700	185,706
Janus Capital Group, Inc.	1,100	26,708
Northern Trust Corp.	2,000	144,400

		356,814

CHEMICALS – 1.2%
Sigma-Aldrich Corp.	2,300	120,566

COMMERCIAL BANKS – 0.8%
Zions Bancorporation	1,983	76,742

COMMERCIAL SERVICES & SUPPLIES – 0.9%
RR Donnelley & Sons Co.	3,800	93,214

COMMUNICATIONS EQUIPMENT – 1.1%
Cisco Systems, Inc.*	3,500	78,960
QUALCOMM, Inc.	700	30,079

		109,039

COMPUTERS & PERIPHERALS – 8.8%
Apple Computer, Inc.*	2,300	261,418
Dell, Inc.*	1,900	31,312
Hewlett-Packard Co.	8,100	374,544
International Business Machines Corp.	1,900	222,224

		889,498

CONSTRUCTION & ENGINEERING – 0.7%
Fluor Corp.	1,300	72,410

DIVERSIFIED FINANCIAL SERVICES – 2.8%
Bank of America Corp.	3,200	112,000
Citigroup, Inc.	3,900	79,989
JPMorgan Chase & Co.	1,900	88,730

		280,719

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.5%
Qwest Communications International, Inc.	16,900	54,587
Verizon Communications, Inc.	6,100	195,749

		250,336

ELECTRIC UTILITIES – 1.9%
Firstenergy Corp.	2,800	187,572

ELECTRICAL EQUIPMENT – 0.4%
Emerson Electric Co.	1,100	44,869

ENERGY EQUIPMENT & SERVICES – 0.5%
Schlumberger, Ltd	700	54,663

FOOD & STAPLES RETAILING – 2.7%
Kroger Co.	2,000	54,960
Safeway, Inc.	1,200	28,464
Wal-Mart Stores, Inc.	3,200	191,648

		275,072

FOOD PRODUCTS – 2.2%
Archer-Daniels-Midland Co.	10,100	221,291

HEALTH CARE PROVIDERS & SERVICES – 8.0%
AmerisourceBergen Corp.	3,300	124,245
Cardinal Health, Inc.	2,300	113,344
McKesson Corp.	5,000	269,050
Medco Health Solutions, Inc.*	5,600	252,000
WellPoint, Inc.*	1,100	51,447

		810,086

HOUSEHOLD DURABLES – 1.2%
Stanley Works, Inc.	2,900	121,046

HOUSEHOLD PRODUCTS – 1.8%
Colgate-Palmolive Co.	2,400	180,840

INDUSTRIAL CONGLOMERATES – 0.2%
Textron, Inc.	800	23,424

INSURANCE – 5.1%
Aflac, Inc.	1,600	94,000
Assurant, Inc.	1,300	71,500
Genworth Financial, Inc., Class A	6,400	55,104
Hartford Financial Services Group, Inc.	800	32,792
The Chubb Corp.	900	49,410
The Principal Financial Group, Inc.	2,300	100,027
Torchmark Corp.	1,800	107,640

		510,473

IT SERVICES – 0.6%
Automatic Data Processing, Inc.	1,500	64,125

LEISURE EQUIPMENT & PRODUCTS – 0.3%
Hasbro, Inc.	900	31,248

MACHINERY – 2.7%
Cummins, Inc.	1,900	83,068
Eaton Corp.	500	28,090
Ingersoll-Rand Co. Ltd Class A	2,500	77,925
Manitowoc, Inc.	2,700	41,985
Terex Corp.*	1,200	36,624

		267,692

MEDIA – 4.5%
The Directv Group, Inc.*	10,100	264,317
The Walt Disney Co.	800	24,552
Time Warner, Inc.	7,300	95,703
Viacom, Inc.*	2,800	69,552

		454,124

OPPENHEIMER LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
METALS & MINING – 3.5%
AK Steel Holding Corp.	3,500	$90,720
Alcoa, Inc.	3,100	69,998
Nucor Corp.	4,100	161,950
United States Steel Corp.	400	31,044

		353,712

MULTI-UTILITIES – 1.2%
Dominion Resources, Inc.	2,800	119,784

OFFICE ELECTRONICS – 1.2%
Xerox Corp.	10,300	118,759

OIL & GAS-EXPLORATION & PRODUCTION – 11.1%
Apache Corp.	1,700	177,276
ChevronTexaco Corp.	800	65,984
ConocoPhillips	4,900	358,925
Exxon Mobil Corp.	5,100	396,066
Valero Energy Corp.	3,900	118,170

		1,116,421

PHARMACEUTICALS – 6.0%
Johnson & Johnson	1,500	103,920
Merck & Co., Inc.	3,400	107,304
Pfizer, Inc.	21,300	392,772

		603,996

REAL ESTATE INVESTMENT TRUSTS – 0.8%
General Growth Properties, Inc.	5,600	84,560

ROAD & RAIL – 2.8%
CSX Corp.	1,400	76,398
Norfolk Southern Corp.	2,500	165,525
Union Pacific Corp.	500	35,580

		277,503

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.9%
Intel Corp.	3,300	61,809
Xilinx, Inc.	1,400	32,830

		94,639

SOFTWARE – 2.7%
Microsoft Corp.	9,100	242,879
Oracle Corp.*	1,500	30,465

		273,344

SPECIALTY RETAIL – 3.0%
Limited Brands, Inc.	1,900	32,908
The Gap, Inc.	7,100	126,238
TJX Cos., Inc.	4,700	143,444

		302,590

THRIFT & MORTGAGE FINANCE – 0.7%
Hudson City Bancorp, Inc.	3,700	68,265

TOBACCO – 0.4%
Reynolds American, Inc.	800	38,896

WIRELESS TELECOMMUNICATION SERVICES – 0.8%
Sprint Nextel Corp.	13,300	81,130

Total Common Stocks
(cost $11,496,034)		10,038,831

SHORT TERM INVESTMENTS – 1.1%

MUTUAL FUNDS – 1.1%
SSGA Money Market Fund
(cost $109,763)	109,763	109,763

TOTAL INVESTMENTS – 100.6%
(cost $11,605,797)		10,148,594
Liabilities in excess of other assets – (0.6)%		(60,038)

NET ASSETS – 100.0%		$10,088,556

*	Non-income producing security

WMC LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 97.8%

AEROSPACE & DEFENSE – 3.5%
General Dynamics Corp.	8,800	$647,856
Raytheon Co.	18,800	1,005,988
The Boeing Co.	2,000	114,700
United Technologies Corp.	3,300	198,198

		1,966,742

BIOTECHNOLOGY – 0.9%
Amylin Pharmaceuticals, Inc.*	7,115	143,865
Genentech, Inc.*	4,050	359,154

		503,019

CAPITAL MARKETS – 1.7%
Invesco Ltd.	15,700	329,386
The Goldman Sachs Group, Inc.	5,180	663,040

		992,426

CHEMICALS – 4.3%
Agrium, Inc.	3,900	218,712
FMC Corp.	8,850	454,801
Monsanto Co.	3,800	376,124
Potash Corp.	3,460	456,755
Praxair, Inc.	6,200	444,788
The Mosaic Co.	7,500	510,150

		2,461,330

COMMERCIAL BANKS – 1.1%
Banco Itau Holding Financeira S.A. ADR	34,700	607,250

COMMERCIAL SERVICES & SUPPLIES – 1.0%
Visa, Inc., Class A	9,400	577,066

COMMUNICATIONS EQUIPMENT – 7.9%
Cisco Systems, Inc.*	129,600	2,923,776
Emulex Corp.*	44,334	473,044
QUALCOMM, Inc.	18,900	812,133
Research In Motion Ltd.*	4,000	273,200

		4,482,153

COMPUTERS & PERIPHERALS – 6.6%
Apple Computer, Inc.*	6,150	699,009
International Business Machines Corp.	18,800	2,198,848
NetApp, Inc.*	45,800	834,934

		3,732,791

CONSTRUCTION & ENGINEERING – 2.4%
Fluor Corp.	14,300	796,510
Jacobs Engineering Group, Inc.*	10,300	559,393

		1,355,903

DIVERSIFIED CONSUMER SERVICES – 1.2%
Apollo Group, Inc., Class A*	8,800	521,840
ITT Educational Services, Inc.*	1,700	137,547

		659,387

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.4%
Brasil Telecom S.A. ADR	9,600	210,048

ELECTRICAL EQUIPMENT – 1.7%
Emerson Electric Co.	24,000	978,960

ENERGY EQUIPMENT & SERVICES – 4.3%
Diamond Offshore Drilling, Inc.	8,141	839,011
Smith International, Inc.	11,400	668,496
Transocean, Inc.	8,600	944,624

		2,452,131

HEALTH CARE EQUIPMENT & SUPPLIES – 2.4%
Intuitive Surgical, Inc.*	1,800	433,764
Medtronic, Inc.	18,800	941,880

		1,375,644

HOTELS RESTAURANTS & LEISURE – 0.2%
Ctrip.com International, Ltd.	3,100	119,691

HOUSEHOLD DURABLES – 0.2%
NVR, Inc.*	210	120,120

INDUSTRIAL CONGLOMERATES – 0.2%
Textron, Inc.	3,800	111,264

INTERNET SOFTWARE & SERVICES – 1.0%
VeriSign, Inc.*	11,200	292,096
Yahoo!, Inc.*	17,400	301,020

		593,116

IT SERVICES – 2.3%
Accenture Ltd., Class A	14,800	562,400
The Western Union Co.	31,200	769,704

		1,332,104

LIFE SCIENCES TOOLS & SERVICES – 1.7%
Invitrogen Corp.*	13,900	525,420
PerkinElmer, Inc.	18,900	471,933

		997,353

MACHINERY – 3.3%
Caterpillar, Inc.	18,200	1,084,720
Cummins, Inc.	5,200	227,344
Dover Corp.	9,700	393,335
Joy Global, Inc.	3,900	176,046

		1,881,445

MEDIA – 0.3%
Scripps Networks Interactive, Inc., Class A	4,350	157,949

METALS & MINING – 0.8%
Freeport-McMoRan Copper & Gold, Inc.	7,800	443,430

OIL & GAS-EXPLORATION & PRODUCTION – 8.5%
Anadarko Petroleum Corp.	7,000	339,570
Canadian Natural Resources Ltd.	5,700	390,222
Forest Oil Corp.*	9,200	456,320
Hess Corp.	6,830	560,606
Noble Energy, Inc.	5,800	322,422
Occidental Petroleum Corp.	15,200	1,070,840
Peabody Energy Corp.	11,200	504,000
XTO Energy, Inc.	26,100	1,214,172

		4,858,152

PERSONAL PRODUCTS – 0.5%
Herbalife Ltd.	7,900	312,208

PHARMACEUTICALS – 10.7%
Abbott Laboratories	27,400	1,577,692

WMC LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
Astrazeneca PLC ADR	13,700	$601,156
Elan Corp. PLC ADR*	8,400	89,628
Eli Lilly & Co.	30,700	1,351,721
Johnson & Johnson	11,800	817,504
Merck & Co., Inc.	41,700	1,316,052
Wyeth	8,500	313,990

		6,067,743

ROAD & RAIL – 1.0%
Norfolk Southern Corp.	8,800	582,648

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 5.2%
Altera Corp.	78,400	1,621,312
Intel Corp.	13,900	260,347
QLogic Corp.*	36,500	560,640
Xilinx, Inc.	22,100	518,245

		2,960,544

SOFTWARE – 14.5%
Adobe Systems, Inc.*	15,900	627,573
BMC Software, Inc.*	33,400	956,242
Cadence Design Systems, Inc.*	48,700	329,212
Giant Interactive Group, Inc. ADR*	39,204	261,099
Microsoft Corp.	108,800	2,903,872
Oracle Corp.*	140,600	2,855,586
Shanda Interactive Entertainment Ltd. ADR*	12,300	314,265

		8,247,849

SPECIALTY RETAIL – 2.8%
AutoZone, Inc.*	5,600	690,704
The Gap, Inc.	13,000	231,140
TJX Cos., Inc.	21,744	663,627

		1,585,471

TEXTILES, APPAREL & LUXURY GOODS – 2.3%
Coach, Inc.*	6,900	172,776
Nike, Inc.	17,000	1,137,300

		1,310,076

TOBACCO – 2.9%
Philip Morris International, Inc.	33,900	1,630,590

Total Common Stocks
(cost $64,257,973)		55,666,603

TOTAL INVESTMENTS – 97.8%
(cost $64,257,973)		55,666,603
Other assets less liabilities – 2.2%		1,276,726

NET ASSETS – 100.0%		$56,943,329

*	Non-income producing security
ADR	American Depositary Receipt

WMC BLUE CHIP MID CAP FUND
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 94.1%

AEROSPACE & DEFENSE – 1.3%
Alliant Techsystems, Inc.*		10,400	$976,976
Precision Castparts Corp.		2,000	157,560

			1,134,536

AIR FREIGHT & LOGISTICS – 1.1%
CH Robinson Worldwide, Inc.		11,800	601,328
Expeditors International of Washington, Inc.		10,300	358,852

			960,180

AUTO COMPONENTS – 0.7%
BorgWarner, Inc.		19,100	625,907

BIOTECHNOLOGY – 3.0%
Amylin Pharmaceuticals, Inc.*		28,100	568,182
Cephalon, Inc.*		7,800	604,422
Onyx Pharmaceuticals, Inc.*		16,100	582,498
Regeneron Pharmaceuticals, Inc.*		23,400	510,822
Vertex Pharmaceuticals, Inc.*		14,100	468,684

			2,734,608

BUILDING PRODUCTS – 1.4%
Lennox International, Inc.		19,200	638,784
USG Corp.*		22,900	586,240

			1,225,024

CAPITAL MARKETS – 0.8%
Blackrock, Inc.		3,700	719,650

CHEMICALS – 1.4%
FMC Corp.		16,300	837,657
Terra Industries, Inc.		13,900	408,660

			1,246,317

COMMERCIAL BANKS – 2.0%
M&T Bank Corp.		9,700	865,725
TCF Financial Corp.		600	10,800
UnionBanCal Corp.		12,600	923,454

			1,799,979

COMMERCIAL SERVICES & SUPPLIES – 3.5%
Allied Waste Industries, Inc.*		125,900	1,398,749
Republic Services, Inc.		59,400	1,780,812

			3,179,561

COMPUTERS & PERIPHERALS – 2.1%
NCR Corp.*		50,300	1,109,115
NetApp, Inc.*		12,600	229,698
Teradata Corp.*		27,400	534,300

			1,873,113

CONSTRUCTION & ENGINEERING – 0.8%
Chicago Bridge & Iron Co., NYR		35,400	681,096

CONTAINERS & PACKAGING – 1.6%
Ball Corp.		22,200	876,678
Sealed Air Corp.		26,200	576,138

			1,452,816

DIVERSIFIED CONSUMER SERVICES – 4.2%
Apollo Group, Inc., Class A*		9,000	533,700
DeVry, Inc.		22,400	1,109,696
ITT Educational Services, Inc.*		15,400	1,246,014
Sotheby’s		5,900	118,354
Strayer Education, Inc.		3,700	740,962

			3,748,726

DIVERSIFIED FINANCIAL SERVICES – 0.6%
MSCI, Inc., Class A*		23,100	554,400

ELECTRIC UTILITIES – 2.8%
DPL, Inc.		50,000	1,240,000
Northeast Utilities		50,000	1,282,500

			2,522,500

ELECTRICAL EQUIPMENT – 1.4%
Ametek, Inc.		12,900	525,933
Vestas Wind Systems A/S*	DK	8,375	731,217

			1,257,150

ELECTRONIC EQUIPMENT & INSTRUMENTS – 2.1%
Flir Systems, Inc.*		29,500	1,133,390
Itron, Inc.*		8,500	752,505

			1,885,895

ENERGY EQUIPMENT & SERVICES – 2.1%
Compagnie Generale De Geophysique-Veritas*		28,100	893,299
Seadrill, Ltd.	NO	20,400	421,506
Smith International, Inc.		9,600	562,944

			1,877,749

FOOD & STAPLES RETAILING – 1.7%
BJ’s Wholesale Club, Inc.*		13,200	512,952
SUPERVALU, Inc.		46,100	1,000,370

			1,513,322

GAS UTILITIES – 1.4%
UGI Corp.		48,600	1,252,908

HEALTH CARE EQUIPMENT & SUPPLIES – 4.1%
Beckman Coulter, Inc.		25,500	1,810,245
St. Jude Medical, Inc.*		30,900	1,343,841
Varian Medical Systems, Inc.*		9,200	525,596

			3,679,682

WMC BLUE CHIP MID CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – 5.6%
Community Health Systems, Inc.*		51,100	$1,497,741
Humana, Inc.*		28,200	1,161,840
Patterson Cos., Inc.*		39,900	1,213,359
Universal Health Services, Inc., Class B		21,600	1,210,248

			5,083,188

HOTELS, RESTAURANTS & LEISURE – 1.0%
Ctrip.com International, Ltd.		7,300	281,853
Scientific Games Corp., Class A*		27,400	630,748

			912,601

HOUSEHOLD DURABLES – 1.3%
NVR, Inc.*		2,000	1,144,000

HOUSEHOLD PRODUCTS – 1.1%
Clorox Co.		15,700	984,233

INSURANCE – 4.9%
Arch Capital Group, Ltd.*		1,900	138,757
Axis Capital Holdings, Ltd.		13,900	440,769
Everest Re Group, Ltd.		11,000	951,830
Marsh & McLennan Cos., Inc.		39,700	1,260,872
Unum Group		38,100	956,310
White Mountains Insurance Group Ltd.		1,500	704,625

			4,453,163

IT SERVICES – 4.2%
Alliance Data Systems Corp.*		8,400	532,392
Global Payments, Inc.		29,000	1,300,940
The Western Union Co.		80,700	1,990,869

			3,824,201

LIFE SCIENCES TOOLS & SERVICES – 1.3%
Charles River Laboratories International, Inc.*		9,100	505,323
PerkinElmer, Inc.		27,700	691,669

			1,196,992

MACHINERY – 2.2%
Kennametal, Inc.		37,100	1,006,152
Paccar, Inc.		25,200	962,388

			1,968,540

MEDIA – 2.2%
Dreamworks Animation Skg, Inc.*		44,800	1,408,960
Scripps Networks Interactive, Inc., Class A		16,400	595,484

			2,004,444

METALS & MINING – 1.6%
Century Aluminum Co.*		7,200	199,368
Cleveland-Cliffs, Inc.		11,600	614,104
Nucor Corp.		16,600	655,700

			1,469,172

OIL & GAS-EXPLORATION & PRODUCTION – 3.5%
Arch Coal, Inc.		4,900	161,161
Forest Oil Corp.*		20,900	1,036,640
Noble Energy, Inc.		13,000	722,670
St. Mary Land & Exploration Co.		15,800	563,270
Ultra Petroleum Corp.*		12,000	664,080

			3,147,821

PERSONAL PRODUCTS – 1.5%
Avon Products, Inc.		32,800	1,363,496

PHARMACEUTICALS – 2.6%
Barr Pharmaceuticals, Inc.*		14,200	927,260
Perrigo Co.		23,700	911,502
Sepracor, Inc.*		25,700	470,567

			2,309,329

PROFESSIONAL SERVICES – 5.0%
Dun & Bradstreet Corp.		8,700	820,932
Equifax, Inc.		46,400	1,598,480
Manpower, Inc.		28,200	1,217,112
Robert Half International, Inc.		33,954	840,362

			4,476,886

REAL ESTATE INVESTMENT TRUSTS – 0.6%
Kimco Realty Corp.		13,900	513,466

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.5%
Forest City Enterprises, Inc.		13,900	426,313

ROAD & RAIL – 2.4%
JB Hunt Transport Services, Inc.		23,900	797,543
Kansas City Southern*		18,300	811,788
Landstar Systems, Inc.		13,400	590,404

			2,199,735

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.1%
Altera Corp.		31,800	657,624
Lam Research Corp.*		37,900	1,193,471

			1,851,095

SOFTWARE – 5.2%
Autodesk, Inc.*		22,000	738,100
BMC Software, Inc.*		18,300	523,929
Electronic Arts, Inc.*		31,100	1,150,389
Factset Research Systems, Inc.		14,900	778,525
McAfee, Inc.*		23,400	794,664
Red Hat, Inc.*		48,900	736,923

			4,722,530

WMC BLUE CHIP MID CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
SPECIALTY RETAIL – 4.5%
Advanced Auto Parts, Inc.		3,300	$130,878
AutoZone, Inc.*		6,200	764,708
Dick’s Sporting Goods, Inc.*		22,200	434,676
O’Reilly Automotive, Inc.*		50,300	1,346,531
Staples, Inc.		28,200	634,500
The Sherwin-Williams Co.		7,400	422,984
Tiffany & Co.		10,100	358,752

			4,093,029

TEXTILES, APPAREL & LUXURY GOODS – 0.2%
Under Armour, Inc.*		4,700	149,272

WIRELESS TELECOMMUNICATION SERVICES – 0.5%
American Tower Corp. Class A*		13,200	474,804

Total Common Stocks
(cost $92,126,294)			84,693,429

		Principal Amount (000)
SHORT TERM INVESTMENTS – 4.6%

REPURCHASE AGREEMENT – 4.6%
State Street Bank and Trust Company 1.00%, 10/1/08 (collateralized by $4,115,000 Federal National Mortgage Association, 5.3%, 05/07/12, with a value of $4,207,588 total to be received $4,124,115)
(cost $4,124,000)		$4,124	4,124,000

TOTAL INVESTMENTS – 98.7%
(cost $96,250,294)			88,817,429
Other assets less liabilities – 1.3%			1,137,311

NET ASSETS – 100.0%			$89,954,740

*	Non-income producing security
**	Unless otherwise noted the country code for all securities is United States.
NYR	New York Registered Shares

DK	Denmark
NO	Norway

LORD ABBETT GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 96.2%

AIR FREIGHT & LOGISTICS – 0.4%
United Parcel Services, Inc., Class B	210	$13,207

AIRLINES – 1.1%
Delta Air Lines, Inc.*	4,970	37,027

AUTOMOBILES – 0.5%
Harley-Davidson, Inc.	480	17,904

BEVERAGES – 2.4%
Coca-Cola Enterprises, Inc.	4,990	83,682

BIOTECHNOLOGY – 2.1%
Amgen, Inc.*	970	57,492
Genzyme Corp.*	180	14,560

		72,052

BUILDING PRODUCTS – 0.4%
Masco Corp.	840	15,070

CAPITAL MARKETS – 13.8%
Bank of New York Mellon Corp.	4,110	133,904
Franklin Resources, Inc.	540	47,590
Merrill Lynch & Co., Inc.	5,930	150,029
Morgan Stanley	710	16,330
T Rowe Price Group, Inc.	650	34,911
TD Ameritrade Holding Corp.*	60	972
The Charles Schwab Corp.	1,830	47,580
The Goldman Sachs Group, Inc.	380	48,640

		479,956

CHEMICALS – 0.4%
E.I. du Pont de Nemours & Co.	340	13,702

COMMERCIAL BANKS – 10.7%
BB&T Corp.	910	34,398
Fifth Third Bancorp	2,100	24,990
M&T Bank Corp.	410	36,593
PNC Financial Services Group, Inc.	1,070	79,929
Regions Financial Corp.	540	5,184
Suntrust Banks, Inc.	850	38,241
Wells Fargo & Co.	4,060	152,372

		371,707

COMMERCIAL SERVICES & SUPPLIES – 0.9%
Ticketmaster *	604	6,481
Waste Management, Inc.	760	23,932

		30,413

COMMUNICATIONS EQUIPMENT – 1.1%
QUALCOMM, Inc.	850	36,525

COMPUTERS & PERIPHERALS – 1.1%
Hewlett-Packard Co.	860	39,766

CONSUMER FINANCE – 1.6%
Capital One Financial Corp.	1,100	56,100

DIVERSIFIED FINANCIAL SERVICES – 6.6%
Citigroup, Inc.	900	18,459
JPMorgan Chase & Co.	4,450	207,815
Moody’s Corp.	60	2,040

		228,314

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.3%
AT&T, Inc.	1,610	44,951

ELECTRIC UTILITIES – 0.4%
Progress Energy, Inc.	300	12,939

ELECTRICAL EQUIPMENT – 0.3%
Emerson Electric Co.	290	11,829

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.1%
Avnet, Inc.*	140	3,448

ENERGY EQUIPMENT & SERVICES – 1.4%
Halliburton Co.	940	30,447
Schlumberger Ltd.	250	19,522

		49,969

FOOD & STAPLES RETAILING – 5.4%
Kroger Co.	3,210	88,211
Sysco Corp.	390	12,024
Wal-Mart Stores, Inc.	1,450	86,840

		187,075

FOOD PRODUCTS – 3.0%
General Mills, Inc.	380	26,114
Kraft Foods, Inc.	2,340	76,635

		102,749

HEALTH CARE EQUIPMENT & SUPPLIES – 3.2%
Boston Scientific Corp.*	6,230	76,442
Covidien Ltd.	630	33,869

		110,311

HEALTH CARE PROVIDERS & SERVICES – 0.1%
CIGNA Corp.	60	2,039

HOTELS RESTAURANTS & LEISURE – 0.3%
Carnival Corp.	90	3,182
Starbucks Corp.*	420	6,245

		9,427

HOUSEHOLD PRODUCTS – 0.3%
Clorox Co.	130	8,150
Colgate-Palmolive Co.	40	3,014

		11,164

INDUSTRIAL CONGLOMERATES – 3.5%
General Electric Co.	4,830	123,165

INSURANCE – 2.9%
ACE Ltd.	250	13,532
Aon Corp.	1,550	69,688
Metlife, Inc.	330	18,480

		101,700

INTERNET & CATALOG RETAIL – 1.1%
HSN, Inc.*	1,194	13,146
IAC/InterActiveCorp.*	1,500	25,950

		39,096

IT SERVICES – 1.1%
The Western Union Co.	1,600	39,472

LORD ABBETT GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
MACHINERY – 2.1%
Eaton Corp.	900	$50,562
PPG Industries, Inc.	350	20,412

		70,974

MEDIA – 1.2%
Comcast Corp., Class A	1,100	21,593
Time Warner, Inc.	1,550	20,320

		41,913

METALS & MINING – 0.4%
BHP Billiton Ltd. ADR	60	3,119
Freeport-McMoRan Copper & Gold, Inc.	200	11,370

		14,489

MULTI-LINE RETAIL – 4.5%
Archer-Daniels-Midland Co.	3,280	71,865
JC Penney Co., Inc.	810	27,005
Kohl’s Corp.*	770	35,482
Target Corp.	440	21,582

		155,934

OIL & GAS-EXPLORATION & PRODUCTION – 4.7%
ChevronTexaco Corp.	370	30,518
Devon Energy Corp.	160	14,592
El Paso Corp.	980	12,505
EOG Resources, Inc.	90	8,051
Exxon Mobil Corp.	1,100	85,426
XTO Energy, Inc.	290	13,491
Praxair, Inc.	50	3,587

		168,170

PHARMACEUTICALS – 5.4%
Abbott Laboratories	1,490	85,794
Allergan, Inc.	60	3,090
Bristol-Myers Squibb Co.	430	8,966
Eli Lilly & Co.	480	21,134
Gilead Sciences, Inc.*	190	8,660
Teva Pharmaceutical Industries Ltd. ADR	1,290	59,069

		186,713

REAL ESTATE INVESTMENT TRUSTS – 0.6%
Annaly Capital Management, Inc.	1,600	21,520

ROAD & RAIL – 1.3%
Hertz Global Holdings, Inc.*	5,760	43,603

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.4%
Intel Corp.	650	12,175

SOFTWARE – 4.1%
Adobe Systems, Inc.*	480	18,946
Microsoft Corp.	2,490	66,458
Oracle Corp.*	2,840	57,680

		143,084

SPECIALTY RETAIL – 3.8%
Best Buy Co., Inc.	750	28,125
J Crew Group, Inc.*	1,250	35,713
Staples, Inc.	500	11,250
The Home Depot, Inc.	2,260	58,511

		133,599

THRIFT & MORTGAGE FINANCE – 0.0%+
Tree.com, Inc.*	7	34

TOBACCO – 0.2%
Altria Group, Inc.	340	6,746

Total Common Stocks
(cost $3,520,162)		3,343,713

SHORT TERM INVESTMENTS – 4.2%

MUTUAL FUNDS – 4.2%
SSGA Money Market Fund
(cost $146,049)	146,049	146,049

TOTAL INVESTMENTS – 100.4%
(cost $3,666,211)		3,489,762
Liabilities in excess of other assets – (0.4)%		(13,504)

NET ASSETS – 100.0%		$3,476,258

+	Amount is less than 0.05%
*	Non-income producing security
ADR	American Depositary Receipt

GOLDMAN SACHS MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 91.7%

AEROSPACE & DEFENSE – 0.1%
Alliant Techsystems, Inc.*	18	$1,691
DRS Technologies, Inc.	47	3,607
L-3 Communications Holdings, Inc.	1	99

		5,397

AIRLINES – 0.4%
Southwest Airlines Co.	2,100	30,471

AUTO COMPONENTS – 0.4%
Autoliv, Inc.	366	12,352
BorgWarner, Inc.	379	12,420

		24,772

AUTOMOBILES – 0.5%
Ford Motor Co.*	4,357	22,656
Harley-Davidson, Inc.	239	8,915

		31,571

BEVERAGES – 1.5%
Coca-Cola Enterprises, Inc.	1,000	16,770
Dr Pepper Snapple Group, Inc.*	2,161	57,223
Molson Coors Brewing Co., Class B	370	17,298
Pepsi Bottling Group, Inc.	400	11,668
PepsiAmericas, Inc.	138	2,859

		105,818

BIOTECHNOLOGY – 0.4%
Biogen Idec, Inc.*	443	22,278
PDL BioPharma, Inc.	916	8,528

		30,806

BUILDING PRODUCTS – 1.2%
Armstrong World Industries, Inc.	1,008	29,131
Masco Corp.	674	12,092
NVR, Inc.*	42	24,024
Owens Corning, Inc.*	625	14,944

		80,191

CAPITAL MARKETS – 2.1%
Ameriprise Financial, Inc.	898	34,304
Bank of New York Mellon Corp.	386	12,576
Blackrock, Inc.	35	6,807
Eaton Vance Corp.	236	8,314
Invesco Ltd.	1,815	38,079
Legg Mason, Inc.	766	29,154
Northern Trust Corp.	256	18,483

		147,717

CHEMICALS – 2.2%
Ashland, Inc.	854	24,971
Cabot Corp.	647	20,562
CF Industries Holdings, Inc.	33	3,018
Chemtura Corp.	2,100	9,576
Cytec Industries, Inc.	434	16,887
FMC Corp.	660	33,917
Lubrizol Corp.	300	12,942
Minerals Technologies, Inc.	59	3,502
The Mosaic Co.	251	17,073
Terra Industries, Inc.	126	3,704
Westlake Chemical Corp.	354	7,445

		153,597

COMMERCIAL BANKS – 5.2%
BancorpSouth, Inc.	667	18,763
Bank Hawaii Corp.	309	16,516
BOK Financial Corp.	331	16,024
Comerica, Inc.	958	31,413
Commerce Bancshares, Inc.	242	11,229
Cullen/Frost Bankers, Inc.	700	42,000
Fifth Third Bancorp	1,194	14,209
Huntington Bancshares, Inc.	946	7,558
Keycorp	852	10,173
Marshall & Ilsley Corp.	2,961	59,664
National City Corp.	1,142	1,998
Regions Financial Corp.	3,109	29,846
Suntrust Banks, Inc.	64	2,879
Synovus Financial Corp.	3,117	32,261
UnionBanCal Corp.	461	33,787
Whitney Holding Corp.	440	10,670
Wilmington Trust Corp.	313	9,024
Zions Bancorporation	274	10,604

		358,618

COMMERCIAL SERVICES & SUPPLIES – 1.0%
Cintas Corp.	484	13,896
HNI Corp.	161	4,080
Manpower, Inc.	877	37,851
Miller Herman, Inc.	200	4,894
Navigant Consulting, Inc.*	22	437
Steelcase, Inc., Class A	1,040	11,180

		72,338

COMMUNICATIONS EQUIPMENT – 0.2%
Tellabs, Inc.*	2,907	11,802

COMPUTERS & PERIPHERALS – 1.6%
Brocade Communications Systems, Inc.*	2,949	17,163
Lexmark International, Inc., Class A*	387	12,605
NCR Corp.*	543	11,973
QLogic Corp.*	226	3,471
Seagate Technology	2,110	25,573
Sun Microsystems, Inc.*	2,768	21,037
Teradata Corp.*	600	11,700
Western Digital Corp.*	253	5,394

		108,916

CONSUMER FINANCE – 0.4%
Capital One Financial Corp.	383	19,533
Discover Financial Services	669	9,246

		28,779

CONTAINERS & PACKAGING – 1.9%
AptarGroup, Inc.	1,150	44,977
Ball Corp.	66	2,606
Bemis Co.	955	25,031
Owens- Ilinois, Inc.*	967	28,430
Sonoco Products Co.	1,108	32,885

		133,929

DISTRIBUTORS – 0.5%
Genuine Parts Co.	800	32,168

GOLDMAN SACHS MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 0.0%+
DeVry, Inc.	49	$2,427

DIVERSIFIED FINANCIAL SERVICES – 1.8%
Bank of America Corp.	280	9,800
CME Group, Inc.	14	5,201
JPMorgan Chase & Co.	387	18,073
Leucadia National Corp.	1,031	46,849
Moody’s Corp.	1,399	47,566

		127,489

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.7%
AT&T, Inc.	210	5,863
Embarq Corp.	700	28,385
Windstream Corp.	1,550	16,957

		51,205

ELECTRIC UTILITIES – 2.7%
American Electric Power Co., Inc.	1,090	40,363
Edison International	625	24,938
Exelon Corp.	58	3,632
Hawaiian Electric Industries, Inc.	1,530	44,538
Northeast Utilities	515	13,210
Pinnacle West Capital Corp.	639	21,988
Progress Energy, Inc.	457	19,710
Sierra Pacific Resources	1,690	16,190

		184,569

ELECTRICAL EQUIPMENT – 0.4%
Cooper Industries, Ltd., Class A	400	15,980
LSI Corp.*	2,789	14,949

		30,929

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.4%
Arrow Electronics, Inc.*	500	13,110
Ingram Micro, Inc., Class A*	2,699	43,373
Jabil Circuit, Inc.	489	4,665
Tech Data Corp.*	1,009	30,119
Vishay Intertechnology, Inc.*	1,086	7,189

		98,456

ENERGY EQUIPMENT & SERVICES – 1.9%
BJ Services Co.	1,379	26,380
Exterran Holdings, Inc.*	555	17,738
FMC Technologies, Inc.*	109	5,074
Helmerich & Payne, Inc.	363	15,678
Hercules Offshore, Inc.*	380	5,761
Nabors Industries Ltd.*	237	5,906
Oil States International, Inc.*	262	9,262
SEACOR Holdings, Inc.*	430	33,948
Tidewater, Inc.	222	12,290

		132,037

EXCHANGE TRADED FUND – 0.8%
Ishares Russell 2000 Index Fund	565	38,640
S&P 500 SPDR Trust Series 1	118	13,687

		52,327

FOOD & STAPLES RETAILING – 1.6%
BJ’s Wholesale Club, Inc.*	1,107	43,018
Costco Wholesale Corp.	30	1,948
Kroger Co.	51	1,402
Safeway, Inc.	2,138	50,713
SUPERVALU, Inc.	700	15,190

		112,271

FOOD PRODUCTS – 3.1%
Bunge Ltd.	924	58,378
Conagra Foods, Inc.	521	10,139
Corn Products International, Inc.	617	19,917
Del Monte Foods Co.	1,208	9,422
Hormel Foods Corp.	1,400	50,792
Lancaster Colony Corp.	210	7,909
Smithfield Foods, Inc.*	610	9,687
Tyson Foods, Inc., Class A	3,967	47,366

		213,610

GAS UTILITIES – 1.2%
Atmos Energy Corp.	1,823	48,528
Oneok, Inc.	347	11,937
UGI Corp.	1,000	25,780

		86,245

HEALTH CARE EQUIPMENT & SUPPLIES – 0.9%
Beckman Coulter, Inc.	497	35,282
Hill-Rom Holdings, Inc.	835	25,309

		60,591

HEALTH CARE PROVIDERS & SERVICES – 1.9%
AmerisourceBergen Corp.	742	27,936
Community Health Systems, Inc.*	518	15,183
Coventry Health Care, Inc.*	345	11,230
DaVita, Inc.*	154	8,779
Humana, Inc.*	251	10,341
Kindred Healthcare, Inc.*	56	1,544
Lifepoint Hospitals, Inc.*	456	14,656
McKesson Corp.	87	4,681
Medco Health Solutions, Inc.*	205	9,225
Omnicare, Inc.	227	6,531
UnitedHealth Group, Inc.	120	3,047
Universal Health Services, Inc., Class B	372	20,843

		133,996

HOTELS, RESTAURANTS & LEISURE – 1.1%
Chipotle Mexican Grill, Inc., Class A*	109	6,048
International Speedway Corp., Class A	26	1,012
McDonald’s Corp.	604	37,267
Panera Bread Co.*	164	8,348
Royal Caribbean Cruises Ltd.	1,000	20,750

		73,425

HOUSEHOLD DURABLES – 2.6%
Black & Decker Corp.	314	19,076
Centex Corp.	757	12,263
D.R.Horton, Inc.	2,884	37,550
Fortune Brands, Inc.	467	26,787
Leggett & Platt, Inc.	646	14,076
Mohawk Industries, Inc.*	191	12,871
Pulte Homes, Inc.	566	7,907
Toll Brothers, Inc.*	986	24,877
Whirlpool Corp.	352	27,910

		183,317

GOLDMAN SACHS MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.7%
Constellation Energy Group	234	$5,686
Dynegy, Inc., Class A*	1,982	7,096
NRG Energy, Inc.*	1,418	35,095

		47,877

INDUSTRIAL CONGLOMERATES – 0.0%+
Teleflex, Inc.	1	64

INSURANCE – 8.7%
Arch Capital Group, Ltd.*	854	62,368
Assurant, Inc.	156	8,580
Axis Capital Holdings Ltd.	1,100	34,881
Berkley W R Corp.	900	21,195
Cincinnati Financial Corp.	1,293	36,773
Endurance Specialty Holdings Ltd.	535	16,542
Everest Re Group, Ltd.	79	6,836
Fidelity National Title Group, Inc., Class A	1,234	18,140
First American Corp.	1,097	32,362
Genworth Financial, Inc., Class A	1,863	16,040
HCC Insurance Holdings, Inc.	300	8,100
Lincoln National Corp.	1,893	81,039
MBIA, Inc.	305	3,630
Old Republic International Corp.	4,226	53,881
OneBeacon Insurance Group Ltd.	500	10,575
PartnerRe Ltd.	393	26,759
Philadelphia Consolidated Holding Co.*	141	8,258
Protective Life Corp.	688	19,615
Prudential Financial, Inc.	14	1,008
Reinsurance Group of America, Inc	261	14,094
RenaissanceRe Holdings Ltd.	316	16,432
The Principal Financial Group, Inc.	679	29,530
The Progressive Corp.	3,336	58,046
Unum Group	877	22,013

		606,697

INTERNET & CATALOG RETAIL – 0.4%
Amazon.com, Inc.*	155	11,278
Expedia, Inc.*	58	876
HSN, Inc.*	138	1,519
Netflix, Inc.*	378	11,673
Ticketmaster*	138	1,481

		26,827

IT SERVICES – 1.2%
Computer Sciences Corp.*	548	22,024
DST Systems, Inc.*	510	28,555
Fidelity National Information Services, Inc.	1,081	19,955
Genpact Ltd.*	611	6,348
MPS Group, Inc.*	557	5,615

		82,497

LEISURE EQUIPMENT & PRODUCTS – 0.3%
Brunswick Corp.	1,449	18,533
Hasbro, Inc.	18	625

		19,158

LIFE SCIENCES TOOLS & SERVICES – 0.2%
Invitrogen Corp.*	400	15,120

MACHINERY – 2.2%
AGCO Corp.*	607	25,864
Bucyrus International, Inc., Class A	299	13,359
Crane Co.	100	2,971
Flowserve Corp.	263	23,346
Gardner Denver, Inc.*	223	7,743
Graco, Inc.	195	6,944
IDEX Corp.	500	15,510
John Bean Technologies Corp.*	23	291
Joy Global, Inc.	105	4,740
Kennametal, Inc.	500	13,560
Lincoln Electric Holdings, Inc.	289	18,586
Pentair, Inc.	172	5,946
Terex Corp.*	166	5,066
Trinity Industries, Inc.	460	11,836

		155,762

MARINE – 0.2%
Alexander & Baldwin, Inc.	373	16,423

MEDIA – 3.4%
Ascent Media Corp., Class A*	7	171
Cablevision Systems Corp., Class A	404	10,165
CBS Corp., Class B	5,239	76,385
Discovery Communications, Inc.*	77	1,097
Discovery Communications, Inc.*	77	1,090
Dreamworks Animation Skg, Inc., Class A*	148	4,655
E.W. Scripps Co., Class A	145	1,025
Entercom Communications Corp., Class A	597	2,997
Gannett Co., Inc.	2,040	34,496
Hearst-Argyle Television, Inc.	619	13,822
Liberty Global, Inc., Class A*	600	18,180
Liberty Media Corp. - Capital Series A*	102	1,365
The McGraw-Hill Cos., Inc.	543	17,164
Scripps Networks Interactive, Inc., Class A	405	14,706
The Directv Group, Inc.*	424	11,096
Time Warner, Inc.	1,097	14,382
Virgin Media, Inc.	1,455	11,494

		234,290

METALS & MINING – 0.4%
Commercial Metals Co.	503	8,496
Reliance Steel & Aluminum Co.	423	16,061
Schnitzer Steel Industries, Inc., Class A	46	1,805

		26,362

MULTI-LINE RETAIL – 1.8%
Big Lots, Inc.*	1,059	29,472
Dollar Tree, Inc.*	915	33,269
Family Dollar Stores, Inc., Class A	1,234	29,246
Macy’s, Inc.	1,952	35,097

		127,084

GOLDMAN SACHS MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
MULTI-UTILITIES – 5.5%
Alliant Energy Corp.	1,200	$38,652
Consolidated Edison, Inc.	209	8,979
Integrys Energy Group, Inc.	986	49,241
MDU Resources Group, Inc.	1,750	50,750
Nstar	500	16,750
OGE Energy Corp.	1,946	60,092
PG&E Corp.	1,152	43,142
Sempra Energy	1,248	62,987
Teco Energy, Inc.	361	5,679
Vectren Corp.	1,400	38,990
Wisconsin Energy Corp.	218	9,788

		385,050

OIL & GAS-EXPLORATION & PRODUCTION – 3.5%
Alpha Natural Resources, Inc.*	295	15,172
Cabot Oil & Gas Corp.	300	10,842
Cimarex Energy Co.	594	29,052
Encore Aquisition Co.*	236	9,860
Forest Oil Corp.*	337	16,715
Hess Corp.	109	8,947
Newfield Exploration Co.*	300	9,597
Noble Energy, Inc.	768	42,693
Patterson-UTI Energy, Inc.	880	17,618
Pioneer Natural Resources Co.	500	26,140
St. Mary Land & Exploration Co.	600	21,390
Sunoco, Inc.	374	13,307
Teekay Shipping Corp.	291	7,677
Tesoro Corp.	624	10,290
Valero Energy Corp.	18	545
W&T Offshore, Inc.	138	3,766

		243,611

PAPER & FOREST PRODUCTS – 1.6%
International Paper Co.	2,300	60,214
MeadWestvaco Corp.	1,200	27,972
Rayonier, Inc.	534	25,285

		113,471

PERSONAL PRODUCTS – 0.1%
NBTY, Inc.*	291	8,590

PHARMACEUTICALS – 1.6%
Barr Pharmaceuticals, Inc.*	92	6,008
Eli Lilly & Co.	46	2,025
Forest Laboratories, Inc.*	1,745	49,349
Gilead Sciences, Inc.*	668	30,447
King Pharmaceuticals, Inc.*	2,166	20,750
Wyeth	120	4,433

		113,012

REAL ESTATE INVESTMENT TRUSTS – 10.7%
AMB Property Corp.	1,574	71,302
AvalonBay Communities, Inc.(1)	776	76,374
Boston Properties, Inc.	511	47,860
Brandywine Reality Trust	1,145	18,354
Developers Diversified Realty Corp.	982	31,120
Equity Residential Properties Trust	1,971	87,532
Essex Property Trust, Inc.	287	33,961
Federal Realty Investment Trust	545	46,652
General Growth Properties, Inc.	491	7,414
HCP, Inc.	1,034	41,494
Host Hotels & Resorts, Inc.	459	6,100
Kilroy Realty Corp.	869	41,530
Kimco Realty Corp.	634	23,420
Mack-Cali Realty Corp.	413	13,988
Nationwide Health Properties, Inc.	2,191	78,832
ProLogis Trust	1,410	58,191
Simon Property Group, Inc.	139	13,483
SL Green Realty Corp.	471	30,521
United Dominion Realty Trust, Inc.	561	14,670

		742,798

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.3%
Jones Lang LaSalle, Inc.	504	21,914

ROAD & RAIL – 1.0%
Con-Way, Inc.	191	8,425
JB Hunt Transport Services, Inc.	284	9,477
Kansas City Southern*	150	6,654
Ryder System, Inc.	350	21,700
Werner Enterprises, Inc.	565	12,266
YRC Worldwide, Inc.*	627	7,499

		66,021

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.2%
Integrated Device Technology, Inc.*	925	7,197
Intersil Holding Corp.	245	4,062

		11,259

SOFTWARE – 0.9%
Advent Software, Inc.*	300	10,569
Amdocs Ltd.*	742	20,316
Autodesk, Inc.*	271	9,092
CA, Inc.	98	1,956
Cadence Design Systems, Inc.*	360	2,434
Compuware Corp.*	190	1,841
Salesforce.com, Inc.*	30	1,452
Sybase, Inc.*	145	4,440
Synopsys, Inc.*	522	10,414

		62,514

SPECIALTY RETAIL – 1.5%
Aeropostale, Inc.*	945	30,344
Foot Locker, Inc.	523	8,452
GameStop Corp., Class A*	349	11,939
Penske Auto Group, Inc.	1,364	15,645
RadioShack Corp.	548	9,469
Ross Stores, Inc.	536	19,730
Urban Outfitters, Inc*	303	9,657

		105,236

TEXTILES, APPAREL & LUXURY GOODS – 0.5%
Coach, Inc.*	500	12,520
Jones Apparel Group, Inc.	1,214	22,471

		34,991

THRIFT & MORTGAGE FINANCE – 1.4%
Hudson City Bancorp, Inc.	4,570	84,317
New York Community Bancorp, Inc.	82	1,377
People’s United Financial, Inc.	288	5,544
TFS Financial Corp.	74	926
Tree.com, Inc.*	23	111

GOLDMAN SACHS MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
Washington Federal, Inc.	374	$6,900

		99,175

TOBACCO – 0.9%
Lorillard, Inc.	912	64,889

TRADING COMPANIES & DISTRIBUTORS – 0.1%
United Rentals, Inc.*	245	3,734

WATER UTILITIES – 0.2%
American Water Works Co., Inc.	698	15,007

WIRELESS TELECOMMUNICATION SERVICES – 0.5%
Crown Castle International Corp.*	630	18,251
Leap Wireless International, Inc.*	463	17,640

		35,891

Total Common Stocks
(cost $7,041,803)		6,385,108

SHORT TERM INVESTMENTS – 4.3%

MUTUAL FUNDS – 4.3%
SSGA Money Market Fund
(cost $299,322)	299,322	299,322

TOTAL INVESTMENTS – 96.0%
(cost $7,341,125)		6,684,430
Other assets less liabilities – 4.0%		275,888

NET ASSETS – 100.0%		$6,960,318

*	Non-income producing security
+	Amount is less than 0.05%
(1)	Security or a portion of the security has been designated as collateral for futures contracts.
SPDR	Standard and Poor’s Depositary Receipts

GOLDMAN SACHS MID CAP VALUE FUND
PORTFOLIO OF OTHER FINANCIAL INSTRUMENTS
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

At September 30, 2008, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 Mini Futures	12/19/08	2	119,704	116,900	(2,804)
Russell Mini Futures	12/11/08	5	346,408	339,200	(7,209)

Total net unrealized depreciation					(10,013)

GOLDMAN SACHS SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
LONG POSITIONS – 105.7%

CORPORATE DEBT OBLIGATIONS – 7.8%

BANKS – 1.1%
Wells Fargo & Co.
4.38%, 1/31/13	$1,000	$919,222

BROKERAGE – 2.2%
General Electric Capital Corp.
6.00%, 6/15/12	1,000	965,174
John Deere Capital Corp.
3.31%, 8/19/10	1,000	997,555

		1,962,729

FOOD, BEVERAGES & RESTAURANTS – 1.2%
Pepsico, Inc.
4.65%, 2/15/13	1,000	1,014,945

INSURANCE – 2.3%
Metropolitan Life Global Funding I(1)
5.13%, 4/10/13	1,000	971,476
New York Life Global Funding(1)
4.65%, 5/9/13	1,000	999,365

		1,970,841

SPECIAL PURPOSE BANK – 1.0%
Kreditanstalt Fur Wiederaufbauglobal Nt
3.75%, 6/27/11	900	916,749

Total Corporate Debt Obligations
(cost $6,975,975)		6,784,486

U.S. GOVERNMENT AGENCY OBLIGATIONS – 45.4%
Federal Farm Credit Bank
3.90%, 6/20/11	1,500	1,513,604
Federal Home Loan Bank
3.00%, 12/10/10	1,900	1,884,555
3.13%, 6/10/11	1,155	1,137,916
3.20%, 6/10/10	1,249	1,243,902
3.25%, 3/11/11	1,000	995,043
3.75%, 1/8/10	1,600	1,610,277
3.88%, 12/10/10	3,500	3,535,599
4.25%, 6/10/11	1,500	1,527,150
4.50%, 10/9/09(2)	4,000	4,053,604
5.45%, 7/9/10	1,300	1,309,356
Federal National Mortgage Association(3)
3.38%, 5/19/11	1,500	1,503,078
4.50%, 10/1/18	236	231,767
4.50%, 11/1/18	52	50,895
4.50%, 12/1/18	87	85,505
4.50%, 5/1/19	339	333,250
4.50%, 6/1/19	169	166,287
4.50%, 8/1/19	118	115,629
4.50%, TBA	3,000	2,919,999
4.68%, 6/15/11	1,900	1,962,487
5.00%, 6/1/23	961	961,315
5.50%, TBA	1,000	997,188
6.00%, 5/1/38	1,924	1,950,822
6.00%, 7/1/38	2,000	2,027,746
6.50%, TBA	4,000	4,101,248
7.00%, 4/1/37	1,726	1,802,242
United States Treasury Notes
3.88%, 1/15/09	1,207	1,203,609
4.75%, 8/15/17	275	294,787

Total U.S. Government Agency Obligations
(amortized cost $39,498,126)		39,518,860

SHORT TERM INVESTMENTS – 52.5%

COMMERCIAL PAPER – 4.0%
Amstel Funding Corp.
2.95%, 10/15/08	1,500	1,498,279
Citigroup Funding, Inc.
2.93%, 11/10/08	2,000	1,993,489

Total Commercial Paper
(amortized cost $3,491,768)		3,491,768

	Shares
MUTUAL FUNDS – 4.5%
SSGA Money Market Fund
(cost $3,890,765)	3,890,765	3,890,765

	Principal Amount (000)
REPURCHASE AGREEMENT – 4.4%
State Street Bank and Trust Company 0.30%, 10/1/08 (collateralized by $3,830,000 Federal National Mortgage Association, 5.300%, 05/07/12, with a value of $3,916,175 total to be received $3,839,032) (cost $3,839,000)	3,839	3,839,000

U.S. GOVERNMENT AGENCY OBLIGATIONS – 39.6%
Federal Home Loan Bank Discount Notes
0.58%, 10/2/08	5,000	4,999,927
United States Treasury Bills(3)
2.01%, 8/27/09	18,300	18,005,919
2.08%, 6/4/09	4,600	4,550,136
2.18%, 7/30/09	4,000	3,942,400
2.23%, 7/2/09	3,000	2,960,670

Total U.S. Government Agency Obligations
(Cost $34,372,237)		34,459,052

Total Short Term Investments
(cost $45,593,770)		45,680,585

TOTAL INVESTMENTS (Total Long Positions) – 105.7%
(cost $92,067,871)		91,983,931
Liabilities in excess of other assets – (1.0)%		(862,035)
Securities sold short (see summary below) – (4.7)%		(4,086,876)

NET ASSETS – 100.0%		$87,035,020

GOLDMAN SACHS SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
SECURITIES SOLD SHORT – (4.7)%

U.S. GOVERNMENT AGENCY OBLIGATIONS – (4.7)%
Federal National Mortgage Association
6.00%, TBA	(3,000)	(3,042,188)
7.00%, TBA	(1,000)	(1,044,688)

Total U.S. Government Agency Obligations
(proceeds $4,086,250)		(4,086,876)

(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to $1,970,841 representing 2.26% of net assets.
(2)	Security or a portion of the security has been designated as collateral for futures contracts.
(3)	Security or a portion of the security has been designated as collateral for TBA securities.
TBA	To Be Announced

GOLDMAN SACHS SHORT DURATION FUND PORTFOLIO OF OTHER FINANCIAL INSTRUMENTS September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

At September 30, 2008, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Eurodollar Futures	12/15/08	6	1,460,640	1,448,175	(12,465)
2 Year U.S. Treasury Notes Futures	12/31/08	165	35,161,907	35,217,188	55,281

Total unrealized appreciation					42,816

At September 30, 2008, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Treasury Bond Futures	12/19/08	10	1,187,174	1,171,719	15,455
5 Year U.S. Treasury Notes Futures	12/31/08	59	6,649,971	6,621,828	28,143
10 Year U.S. Treasury Notes Futures	12/19/08	11	1,292,272	1,260,875	31,397

Total unrealized appreciation					74,995

PIMCO HIGH YIELD FUND PORTFOLIO OF INVESTMENTS September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
ASSET BACKED SECURITY – 0.4%
Midwest Generation LLC
8.56%, 1/2/16(1) (cost $39,215)		$38	$38,693

CONVERTIBLE BOND – 0.3%
Prudential Financial, Inc.
1.19%, 12/15/37(1) (cost $24,046)		25	23,598

CORPORATE DEBT OBLIGATIONS – 79.2%

AUTOMOBILES & COMPONENTS – 1.0%
The Hertz Corp.
8.88%, 1/1/14(1)		100	86,250

AUTOMOTIVE – 4.9%
Allison Transmission
11.00%, 11/1/15(2)		25	21,750
Arvinmeritor, Inc.
8.13%, 9/15/15(1)		55	42,350
Cooper-Standard Automotive, Inc.
7.00%, 12/15/12(1)		15	12,075
Ford Motor Credit Co.
5.63%, 10/1/08 (1)		30	30,000
5.70%, 1/15/10 (1)		15	11,488
7.00%, 10/1/13 (1)		40	24,582
7.38%, 10/28/09 (1)		35	28,139
General Motors Acceptance Corp.
6.75%, 12/1/14(1)		70	26,867
General Motors Corp.
8.25%, 7/15/23		110	43,175
Tenneco, Inc.
8.13%, 11/15/15(1)		25	21,375
The Goodyear Tire & Rubber Co.
7.86%, 8/15/11 (1)		50	48,625
9.00%, 7/1/15 (1)		20	19,800
TRW Automotive, Inc.
7.00%, 3/15/14 (1)(2)		25	20,625
7.25%, 3/15/17 (1)(2)		50	39,500
United Rentals North America, Inc.
6.50%, 2/15/12(1)		40	33,400

			423,751

BANKS – 3.8%
Bank Of America Corp.
8.00%, 12/29/49(1)(3)		100	79,187
Barclays Bank PLC
7.70%, 12/31/49(2)(3)		50	43,938
Credito Italia
3.09%, 5/15/09(3)		50	49,931
RBS Capital Trust
6.47%, 12/29/49		50	56,968
Wells Fargo Capital
9.75%, 12/29/49(1)(3)		100	97,000

			327,024

BROKERAGE – 2.7%
Citigroup, Inc.
2.92%, 3/17/09		25	24,657
3.04%, 10/22/09(3)		25	23,925
5.50%, 4/11/13		25	21,822
8.40%, 4/29/49(3)		50	34,033
Countrywide Home Loans, Inc.
4.13%, 9/15/09(1)		40	36,788
Lehman Brothers Holdings, Inc.
6.63%, 1/18/12(4)		25	3,125
6.88%, 5/2/18(4)		25	3,125
Merrill Lynch & Co., Inc. MTN
5.05%, 5/12/10 (1)		25	24,114
6.88%, 4/25/18 (1)		25	22,119
Nuveen Investments, Inc.
10.50%, 11/15/15(2)		15	11,550
The Goldman Sachs Group, Inc.
6.75%, 10/1/37(1)		40	26,704

			231,962

CHEMICALS – 0.6%
Ineos Group Holdings
8.50%, 2/15/16(2)		50	27,000
Nalco Co.
8.88%, 11/15/13(1)		25	24,938

			51,938

COMMERCIAL SERVICES – 1.1%
First Data Corp.
9.88%, 9/24/15(2)		85	66,725
Lender Processing Services, Inc.
8.13%, 7/1/16(1)(2)		30	29,250

			95,975

COMPUTER & PERIPHERALS – 2.2%
Aramark Corp.
6.30%, 2/1/15(3)		50	43,750
Seagate Technology Hdd Holdings
4.72%, 10/1/09 (1)		25	23,875
6.38%, 10/1/11 (1)		60	58,950
Sungard Data Systems, Inc.
9.13%, 8/15/13(1)		65	58,500

			185,075

CONSUMER PRODUCTS – 0.6%
Mattel, Inc.
3.22%, 6/15/09(3)		50	49,863

CONSUMER SERVICES – 0.2%
Service Corp. International
7.63%, 10/1/18(1)		20	17,900

CONTAINERS & GLASS – 1.6%
Berry Plastics Corp.
7.54%, 2/15/15(1)(3)		45	40,050
Crown Americas LLC
7.63%, 11/15/13 (1)		15	14,775
7.75%, 11/15/15 (1)		25	24,375

PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
OI European Group B.V.
6.88%, 3/31/17	NL	$50	$60,194

			139,394

ELECTRONICS – 1.3%
Celestica, Inc.
7.63%, 7/1/13 (1)		25	22,750
7.88%, 7/1/11 (1)		30	29,100
L-3 Communications Corp.
7.63%, 6/15/12(1)		40	39,400
Sanmina-Sci Corp.
8.13%, 3/1/16(1)		25	21,250

			112,500

ENVIRONMENTAL SERVICES – 1.2%
Allied Waste North America, Inc.
7.13%, 5/15/16 (1)		25	23,313
7.25%, 3/15/15 (1)		55	52,662
Waste Management, Inc.
6.88%, 5/15/09(1)		25	25,071

			101,046

FINANCIAL SERVICES – 1.8%
JP Morgan Chase & Co.
2.96%, 1/17/11(3)		50	49,288
7.90%, 4/29/49 (1)(3)		100	84,188
Wachovia Corp.
2.96%, 6/1/10(3)		25	19,329

			152,805

FOOD, BEVERAGES & RESTAURANTS – 0.8%
Supervalu, Inc.
7.50%, 11/15/14(1)		70	67,900

GAS & PIPELINE UTILITIES – 0.5%
Enterprise Products Operating LP
8.38%, 8/1/66(3)		50	46,349

HEALTH CARE – 4.8%
Community Health Systems, Inc.
8.88%, 7/15/15(1)		80	76,000
Davita, Inc.
7.25%, 3/15/15(1)		40	38,000
HCA, Inc.
9.13%, 11/15/14 (1)		75	72,938
9.25%, 11/15/16 (1)		215	209,087
9.63%, 11/15/16 (1)		15	14,250

			410,275

HEALTH CARE – FACILITIES – 1.7%
Biomet, Inc.
10.38%, 10/15/17 (1)		10	9,900
11.63%, 10/15/17 (1)		110	110,550
Fresenius Medical Care Capital Trust IV
7.88%, 6/15/11(1)		25	25,250

			145,700

INSURANCE – 1.3%
American International Group, Inc.
8.18%, 5/15/58(2)(3)		25	4,005
8.25%, 8/15/18(2)		100	58,097
Metropolitan Life Global Funding
3.96%, 6/25/10(2)(3)		50	49,913

			112,015

LEISURE & ENTERTAINMENT – 1.2%
Harrah’s Operating Co., Inc.
10.75%, 2/1/16(2)		25	12,750
Royal Caribbean Cruises Ltd.
8.75%, 2/2/11(1)		50	48,500
Wynn Las Vegas Capital Corp.
6.63%, 12/1/14(1)		45	38,363

			99,613

MANUFACTURING DIVERSIFIED – 0.2%
Actuant Corp.
6.88%, 6/15/17(1)		15	14,325

METALS – 1.5%
Freeport-McMoRan Copper & Gold, Inc.
7.08%, 4/1/15 (1)		110	105,368
8.25%, 4/1/15 (1)		25	24,562

			129,930

MULTIMEDIA – 6.6%
Charter Communications Operating Capital LLC
8.38%, 4/30/14(1)(2)		90	79,425
CSC Holdings, Inc.
7.63%, 4/1/11 (1)		50	48,000
7.63%, 7/15/18 (1)		60	52,200
Dex Media West LLC, Series B
8.50%, 8/15/10(1)		20	17,650
Dex Media, Inc.
8.00%, 11/15/13(1)		50	23,000
DirecTV Holdings LLC
8.38%, 3/15/13(1)		40	39,500
Echostar DBS Corp.
6.38%, 10/1/11 (1)		55	50,600
7.00%, 10/1/13 (1)		50	43,125
7.13%, 2/1/16 (1)		50	40,125
Quebecor Media, Inc.
7.75%, 3/15/16(1)		55	48,125
RH Donnelley Corp.
8.88%, 10/15/17		65	22,100
Shaw Communications, Inc.
8.25%, 4/11/10(1)		50	49,750
Videotron Ltee
9.13%, 4/15/18(1)(2)		50	50,500

			564,100

OIL & GAS EQUIPMENT & SERVICES – 1.6%
Amerigas Partners LP
7.13%, 5/20/16 (1)		45	40,275
7.25%, 5/20/15 (1)		25	22,750
Cie Generale De Geophysique-Veritas
7.50%, 5/15/15 (1)		10	9,550
7.75%, 5/15/17 (1)		30	28,500
Ferrellgas Partners LP
8.75%, 6/15/12(1)		25	21,375

PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
Suburban Propane Partners LP
6.88%, 12/15/13(1)		$20	$17,700

			140,150

PAPER PRODUCTS – 2.6%
Cascades, Inc.
7.25%, 2/15/13(1)		20	15,600
Georgia-Pacific LLC
7.25%, 6/1/28 (1)		10	7,900
7.70%, 6/15/15 (1)		40	36,600
8.00%, 1/15/24 (1)		115	101,200
Verso Paper Holdings LLC
6.55%, 8/1/14(3)		15	12,375
9.13%, 8/1/14 (1)		30	25,800
Weyerhaeuser Co.
4.20%, 9/24/09(1)(3)		25	24,732

			224,207

PIPELINES – 4.2%
Colorado Interstate Gas Co.
5.95%, 3/15/15(1)		20	18,222
Dynegy Holdings, Inc.
6.88%, 4/1/11 (1)		20	18,200
7.50%, 6/1/15 (1)		20	16,900
El Paso Corp.
7.25%, 6/1/18(1)		50	46,500
Kinder Morgan Finance Co.
5.70%, 1/5/16(1)		100	86,000
NGPL Pipeco LLC
7.12%, 12/15/17(2)		50	47,456
SemGroup LP
8.75%, 11/15/15(2)(4)		30	3,000
Williams Cos., Inc.
7.63%, 7/15/19(1)		30	29,550
Williams Partners LP
7.25%, 2/1/17(1)		100	93,000

			358,828

REAL ESTATE INVESTMENT TRUSTS – 0.5%
Ventas Realty LP/Ventas Capital Corp.
6.63%, 10/15/14 (1)		10	9,600
6.75%, 6/1/10 (1)		20	19,900
6.75%, 4/1/17 (1)		10	9,450

			38,950

REFINING – 3.1%
Chesapeake Energy Corp.
6.88%, 1/15/16 (1)		60	54,750
7.00%, 8/15/14 (1)		25	23,375
7.25%, 12/15/18 (1)		10	9,200
7.63%, 7/15/13 (1)		25	23,875
Mariner Energy, Inc.
8.00%, 5/15/17(1)		15	12,675
Opti Canada, Inc.
8.25%, 12/15/14(1)		40	35,800
Petrohawk Energy Corp.
7.88%, 6/1/15(2)		25	21,750
Sandridge Energy, Inc.
8.00%, 6/1/18 (2)		30	25,800
8.63%, 4/1/15 (2)		70	62,650

			269,875

RESTAURANTS – 0.1%
NPC International, Inc.
9.50%, 5/1/14(1)		15	12,300

RETAIL – 0.4%
New Albertsons, Inc.
7.75%, 6/15/26(1)		40	36,767

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.0%
Freescale Semiconductor, Inc.
8.88%, 12/15/14(1)		60	41,400
Sensata Technologies BV
8.00%, 5/1/14(1)		50	42,250

			83,650

SPECIAL PURPOSE ENTITIES – 3.5%
El Paso Performance-Linked Trust
7.75%, 7/15/11(1)(2)		150	151,895
NSG Holdings LLC
7.75%, 12/15/25(2)		30	28,500
Santander Perpetual S.A. Unipersonal
6.67%, 10/29/49 (2)(3)		100	93,214
Universal City Development Partners(1)
11.75%, 4/1/10		20	19,325
Universal City Florida Holding Co.
7.55%, 5/1/10(3)		10	9,400

			302,334

TELECOMMUNICATIONS – 12.4%
Alltel Communication, Inc.
5.56%, 5/15/15 (5)		250	241,420
Cincinnati Bell, Inc.
7.00%, 2/15/15(1)		20	16,800
Citizens Communications Co.
6.63%, 3/15/15 (1)		65	53,950
9.00%, 8/15/31 (1)		25	19,125
Metropcs Wireless, Inc.
9.25%, 11/1/14(1)		40	37,400
Nordic Telephone Co. Holdings
8.88%, 5/1/16(2)		75	68,250
Nortel Networks Ltd.
7.04%, 7/15/11(1)(3)		110	73,425
10.13%, 7/15/13(1)		25	15,938
Qwest Capital Funding, Inc.
7.25%, 2/15/11 (1)		115	107,525
7.90%, 8/15/10 (1)		25	24,188
8.88%, 3/15/12 (1)		40	39,200
Qwest Communications International, Inc.
7.25%, 2/15/11 (1)		30	28,425
7.50%, 2/15/14 (1)		25	21,625
Sprint Capital Corp.
6.90%, 5/1/19 (1)		160	124,000
8.75%, 3/15/32 (1)		75	58,500
Telesat Canada LLC
11.00%, 11/1/15(2)		25	20,000

PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14(1)		$20	$18,500
West Corp.
9.50%, 10/15/14(1)		35	26,775
Windstream Corp.
8.63%, 8/1/16(1)		75	69,187

			1,064,233

TOBACCO – 0.2%
Reynolds American, Inc.
7.75%, 6/1/18(1)		20	19,730

UTILITIES – 8.0%
Edison Mission Energy
7.00%, 5/15/17 (1)		20	18,000
7.20%, 5/15/19 (1)		80	70,400
Energy Future Holdings Corp.
10.88%, 11/1/17 (1)(2)		35	31,587
11.25%, 11/1/17 (1)(2)		25	21,125
Intergen
9.00%, 6/30/17 (2)		75	75,000
Ipalco Enterprises, Inc.
7.25%, 4/1/16 (2)		40	38,200
NRG Energy, Inc.
7.38%, 2/1/16 (1)		50	45,000
7.38%, 1/15/17 (1)		115	104,650
Reliant Energy, Inc.
6.75%, 12/15/14 (1)		50	42,750
7.63%, 6/15/14 (1)		10	7,500
7.88%, 6/15/17 (1)		30	22,200
Sierra Pacific Resources
7.80%, 6/15/12(1)		25	25,246
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/1/15 (1)(2)		80	72,200
10.50%, 11/1/16 (1)(2)		25	21,188
The Aes Corp.
7.75%, 3/1/14 (1)		30	27,900
7.75%, 10/15/15 (1)		25	22,687
8.00%, 10/15/17 (1)		20	18,050
8.88%, 2/15/11 (1)		20	19,700

			683,383

Total Corporate Debt Obligations
(cost $7,620,054)			6,800,097

COMMERCIAL MORTGAGE BACKED SECURITIES – 1.3%
Countrywide Alternative Loan Trust, Series 2006-43 CB, Class A
3.58%, 2/25/37(1)		69	30,650
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4
5.49%, 3/12/51(1)(3)		100	83,875

Total Commercial Mortgage Backed Securities
(cost $122,506)			114,525

U.S. GOVERNMENT AGENCY OBLIGATION – 11.4%
Federal National Mortgage Assn. 5.00%, TBA (6)
(cost $960,156)		1,000	974,375

	Shares
CONVERTIBLE PREFERRED STOCK – 0.4%
AUTOMOTIVE – 0.1%
General Motors Corp.
5.25%, 3/6/32(1)	1,200	10,668

BANKS – 0.3%
Bank Of America Corp.
7.25%, 12/31/49(1)	30	25,140

INSURANCE – 0.0%+
American International Group, Inc.
8.50%, 8/1/11	100	859

Total Convertible Preferred Stock
(cost $52,551)		36,667

	Principal Amount (000)
SHORT TERM INVESTMENTS – 12.1%

COMMERCIAL PAPER – 0.6%
UBS AG Stamford
3.07%, 3/17/09(3)
(amortized cost $49,867)	$50	49,814

	Shares
MUTUAL FUNDS – 4.5%
SSGA Money Market Fund
(cost $384,929)	384,929	384,929

	Principal Amount (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS – 7.0%
Federal Home Loan Bank Discount Notes
0.10%, 10/7/08(1)	$200	199,997
United States Treasury Bills
1.38%, 10/16/08 (1)	100	99,942
1.52%, 10/9/08 (1)	200	199,933
1.52%, 10/2/08 (1)	100	99,996

Total U.S. Government Agency Obligations
(cost $599,868)		599,868

Total Short Term Investments
(cost $1,034,664)		1,034,611

TOTAL INVESTMENTS – 105.1%
(cost $9,853,192)		9,022,566
Liabilities in excess of other assets – (5.1)%		(441,157)

NET ASSETS – 100.0%		$8,581,409

**	Unless otherwise noted the country code for all securities is United States
(1)	Security or a portion of the security has been designated as collateral for written options, futures, credit default swaps, interest rate swaps, and/or TBA securities.

PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to $1,296,843, representing 15.11% of net assets.
(3)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(4)	Security is in default and is non-income producing.
(5)	Bank Loan Security
(6)	Mortgage Dollar Roll
+	Amount is less than 0.05%
MTN	Medium Term Note
NL	Netherlands
TBA	To Be Announced

PIMCO HIGH YIELD FUND
PORTFOLIO OF OTHER FINANCIAL INSTRUMENTS
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

At September 30, 2008, outstanding credit default swap agreements were as follows:

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation/ (Depreciation) ($)
Deutsche Bank AG	GMAC LLC	Sell	5.00%	3/20/2012	60	(20,084)
UBS Bank AG	CDX-10 High Yield	Sell	5.00%	6/20/2013	800	(8,693)
Goldman Sachs International	Reliant Energy	Sell	3.85%	9/20/2013	60	(8,337)
Citibank NA	Dynegy Sr.	Sell	4.40%	9/20/2013	50	(3,609)
Deutsche Bank AG	CDX-10 Investment Grade	Sell	1.55%	6/20/2013	500	4,172

Total unrealized depreciation					(36,551)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

At September 30, 2008, outstanding interest rate swap agreements were as follows:

Counterparty	Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation/ (Depreciation) ($)
Goldman Sachs LP	3-Month USD-LIBOR	Pay	5.00%	12/17/2038	200	(4,415)
Bank of America NA	3-Month USD-LIBOR	Pay	5.00%	12/17/2028	300	(12,020)
Citibank NA	6-Month USD-LIBOR	Receive	4.00%	12/17/2013	1,900	20,054
Barclays Capital, Inc.	3-Month USD-LIBOR	Pay	5.00%	12/17/2038	400	(28,726)
Merrill Lynch, Inc.	3-Month USD-LIBOR	Receive	5.00%	12/17/2018	200	2,056
Bank of America NA	3-Month USD-LIBOR	Pay	5.00%	12/17/2038	100	(8,256)
Goldman Sachs LP	3-Month USD-LIBOR	Receive	4.00%	12/17/2013	700	563
Goldman Sachs LP	6-Month USD-LIBOR	Receive	5.00%	12/17/2015	100	674
Goldman Sachs LP - GBP	6-Month GBP-LIBOR	Receive	5.00%	3/18/2014	200	3,446

Total unrealized depreciation					(26,624)

LIBOR:	Represents the London InterBank Offered Rate
GBP	– Great British Pound

PIMCO HIGH YIELD FUND
PORTFOLIO OF OTHER FINANCIAL INSTRUMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

At September 30, 2008, cash of $20,200 has been pledged for open futures contracts purchased as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sterling Futures	9/16/09	1	209,480	212,139	2,659
LIBOR Futures	3/18/09	1	209,257	211,382	2,125
Eurodollar Futures	3/16/09	10	2,425,300	2,425,875	575
Eurodollar Futures	12/15/08	5	1,208,813	1,206,813	(2,000)
Eurodollar Futures	6/15/09	1	240,650	242,400	1,750

Total unrealized appreciation					5,109

LIBOR:	Represents the London InterBank Offered Rate

At September 30, 2008, open forward foreign currency exchange contracts were as follows:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
USD	25,000	BRL	43,500	12/2/2008	(2,621)
USD	23,000	BRL	37,467	12/2/2008	(3,724)
BRL	80,967	USD	43,896	12/2/2008	2,240
USD	42,558	BRL	80,967	6/2/2009	(2,209)
USD	10,000	CNY	64,425	7/15/2009	(696)
USD	10,000	CNY	64,475	7/15/2009	(689)
USD	20,000	CNY	129,180	7/15/2009	(1,345)
USD	2,000	CNY	12,896	7/15/2009	(138)
USD	20,000	CNY	130,584	7/15/2009	(1,142)
EUR	98,000	USD	143,443	10/3/2008	5,440
EUR	98,000	USD	137,837	10/16/2008	(351)
USD	5,505	GBP	3,000	10/3/2008	(164)
GBP	4,000	USD	7,267	11/3/2008	131
USD	20,000	MYR	64,590	11/12/2008	(1,149)
USD	30,000	MYR	96,960	11/12/2008	(1,702)
USD	22,645	PHP	1,000,000	11/12/2008	(1,365)
USD	11,236	PHP	500,000	11/12/2008	(596)
USD	15,517	PHP	711,000	2/06/2009	(361)
USD	25,000	RUB	606,875	5/06/2009	(1,914)
USD	24,000	RUB	564,360	5/06/2009	(2,531)
USD	20,000	SGD	27,206	11/21/2008	(978)
USD	30,000	SGD	40,311	11/21/2008	(1,815)

Total unrealized depreciation					(17,679)

BRL – Brazilian Real

CNY – Yuan Renminbi

EUR – Euro

GBP – Great British Pound

MYR – Malaysian Ringgit

PHP – Phillippine Peso

RUB – New Russian Ruble

SGD – Singapore Dollar

PIMCO HIGH YIELD FUND
PORTFOLIO OF OTHER FINANCIAL INSTRUMENTS (Continued)
September 30, 2008 (Unaudited)	Sun Capital Advisers Trust

At September 30, 2008, open written options contracts were as follows:

Call Options	Expiration Date	Strike Price	Number of Contracts	Value ($)
10 Yr U.S. Treasury Notes Futures	11/21/08	119.00	1	609

(Written Option Premium $466)

Put Options	Expiration Date	Strike Price	Number of Contracts	Value ($)
10 Yr U.S. Treasury Notes Futures	11/21/08	113.00	1	1,281

(Written Option Premium $623)

Notes to Portfolios of Investments (unaudited)

1. ORGANIZATION

Sun Capital Advisers Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was established as a Delaware statutory trust under the laws of Delaware by an Agreement and Declaration of Trust dated July 13, 1998. It currently consists of twelve funds (each referred to as a “Fund” and, collectively, as “the Funds”), which are offered only to qualified pension and retirement plans and variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. As of September 30, 2008, 100% of the outstanding voting securities of the Funds were owned by separate accounts of Sun Life Assurance Company of Canada (U.S.), (“Sun Life (U.S.)”), Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”), and the general fund of Sun Life Assurance Company of Canada (“Sun Life of Canada”). The Funds are the Sun Capital Investment Grade Bond Fund (“Investment Grade Bond Fund”), Sun Capital Money Market Fund (“Money Market Fund”), Sun Capital Global Real Estate Fund (“Global Real Estate Fund”), SC Davis Venture Value Fund (“Davis Venture Value Fund”), SC Oppenheimer Main Street Small Cap Fund (“Oppenheimer Main Street Small Cap Fund”), SC Oppenheimer Large Cap Core Fund (“Oppenheimer Large Cap Core Fund”), SC WMC Large Cap Growth Fund (“Large Cap Growth Fund”), formerly known as SC FI Large Cap Growth Fund, SC WMC Blue Chip Mid Cap Fund (“Blue Chip Mid Cap Fund”), formerly known as SC Blue Chip Mid Cap Fund, SC Lord Abbett Growth & Income Fund (“Lord Abbett Growth & Income Fund”), SC Goldman Sachs Mid Cap Value Fund (“Goldman Sachs Mid Cap Value Fund”), SC Goldman Sachs Short Duration Fund (“Goldman Sachs Short Duration Fund”), and SC PIMCO High Yield Fund (“PIMCO High Yield Fund”). Each of the Funds, other than the Global Real Estate Fund, is classified as a diversified fund under the 1940 Act. Each Fund offers Initial Class Shares and Service Class Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments

The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business (a valuation day). If the New York Stock Exchange closes early as a result of holiday observance, emergency, the triggering of trading “circuit breakers” or other reason, each Fund will accelerate the determination of its NAV to that earlier time. Investments in securities listed on the National Association of Securities Dealers Automation Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price on the day of valuation. Securities listed on any other U.S. or foreign exchanges are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date, or if no sales occurred on that day, at the mean between the closing bid and asked prices. Certain fixed income securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Short-term securities maturing in 60 days or less are valued at cost plus earned discount to maturity (amortized cost), which approximates market value. Over-the-counter equity securities not quoted on the NASDAQ are valued at the last sale price on the valuation day, or, if no sale occurs, at the mean between the last bid and asked prices. If both bid and asked prices are not available for that day, the last bid price is used. Securities for which current market quotations are not readily available or are considered unreliable are stated at fair value as determined in good faith by an Internal Pricing Committee under the oversight of the Board of Trustees. The Board of Trustees has approved an independent pricing vendor to facilitate the fair value process. The frequency with which this fair value process is used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under this fair value process may differ from published prices for the same securities. Credit default and interest rate swap contracts are valued based upon prices provided by the pricing service. Futures contracts are valued at the most recent settlement price. Exchange traded written options or investment in a purchased options are valued at the last sale price, or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid price for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations. In accordance with Rule 2a-7 of the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value. Investments in open end mutual funds are valued at their closing net asset value per share as reported by the investment company.

Investment Transactions and Income

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date (net of foreign withholding taxes). Interest income is recorded on the accrual basis (net of foreign withholding taxes). Discounts and premiums on debt securities are amortized using the interest method. Upon notification from issuers some dividend income received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investment and/or realized gain. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial statement and federal income tax purposes. The Global Real Estate Fund may have elements of risk due to concentrated investments in specific industries. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include disposition of foreign currencies, net gains or losses from assets or liabilities denominated in foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Fair Value Measurements

On January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, (“FAS 157”). FAS 157 defines fair value, establishes a three-tier hierarchy as a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In compliance with FAS 157, the Funds have categorized their financial instruments, based on priority of the inputs to the valuation technique, into a three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable inputs (level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The three-tier hierarchy of fair value measurements pursuant to FAS 157 is summarized in the three broad levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

As of September 30, 2008, only the Investment Grade Bond Fund held any investments or other financial instruments deemed as a Level 3.

The following is a summary of the inputs used as of September 30, 2008 in valuing each Fund’s investments carried at value:

	Investments in Securities		Other Financial Instruments*
Investment Grade Bond Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$2,092,228		$—
Level 2 – Significant Observable Inputs	56,154,548		—
Level 3 – Significant Unobservable Inputs	—	**	—

Total	$58,246,776		$—

Money Market Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$2,504,117		$—
Level 2 – Significant Observable Inputs	154,940,111		—
Level 3 – Significant Unobservable Inputs	—		—

Total	$157,444,228		$—

Global Real Estate Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$137,444,297		$—
Level 2 – Significant Observable Inputs	77,022,682		—
Level 3 – Significant Unobservable Inputs	—		—

Total	$214,466,979		$—

Davis Venture Value Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$95,500,903		$—
Level 2 – Significant Observable Inputs	12,316,522		—
Level 3 – Significant Unobservable Inputs	—		—

Total	$107,817,425		$—

Oppenheimer Main Street Small Cap Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$178,332,938		$—
Level 2 – Significant Observable Inputs	1,738,000		—
Level 3 – Significant Unobservable Inputs	—		—

Total	$180,070,938		$—

Oppenheimer Large Cap Core Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$10,148,594		$—
Level 2 – Significant Observable Inputs	—		—
Level 3 – Significant Unobservable Inputs	—		—

Total	$10,148,594		$—

WMC Large Cap Growth Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$55,666,603	$—
Level 2 – Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$55,666,603	$—

WMC Blue Chip Mid Cap Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$83,540,706	$—
Level 2 – Significant Observable Inputs	5,276,723	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$88,817,429	$—

Lord Abbett Growth & Income Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$3,489,762	$—
Level 2 – Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$3,489,762	$—

Goldman Sachs Mid Cap Value Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$6,684,430	$(10,013)
Level 2 – Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$6,684,430	$(10,013)

Goldman Sachs Short Duration Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$34,848,287	$117,811
Level 2 – Significant Observable Inputs	57,135,644	(4,086,876)
Level 3 – Significant Unobservable Inputs	—	—

Total	$91,983,931	$(3,969,065)

PIMCO High Yield Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$421,596	$3,219
Level 2 – Significant Observable Inputs	8,600,970	(80,854)
Level 3 – Significant Unobservable Inputs	—	—

Total	$9,022,566	$(77,635)

*	Other financial instruments may include open futures contracts, swap contracts, written options, short sales and foreign currency contracts.
**	The only investment held by the Investment Grade Bond Fund whose fair value was determined using Level 3 inputs had a value of $0 and $0 at December 31, 2007 and September 30, 2008, respectively.

Federal Income Tax Cost

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at September 30, 2008 were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investment Grade Bond Fund	$65,603,410	$511,242	$(7,867,876)	$(7,356,634)
Money Market Fund	157,444,228	—	—	—
Global Real Estate Fund	252,119,493	7,577,189	(45,229,703)	(37,652,514)
Davis Venture Value Fund	108,634,703	11,576,752	(12,394,030)	(817,278)
Oppenheimer Main Street Small Cap Fund	199,583,025	8,195,969	(27,708,056)	(19,512,087)
Oppenheimer Large Cap Core Fund	11,605,797	144,926	(1,602,129)	(1,457,203)
WMC Large Cap Growth Fund	64,257,973	200,342	(8,791,712)	(8,591,370)
WMC Blue Chip Mid Cap Fund	96,250,294	3,580,235	(11,013,100)	(7,432,865)
Lord Abbett Growth & Income Fund	3,666,211	170,702	(347,151)	(176,449)
Goldman Sachs Mid Cap Value Fund	7,341,125	169,924	(826,619)	(656,695)
Goldman Sachs Short Duration Fund	92,067,871	224,178	(308,118)	(83,940)
PIMCO High Yield Fund	9,853,192	15,206	(845,832)	(830,626)

3. CAPITAL SUPPORT AGREEMENT

On September 16, 2008, the Trust, on behalf of the Money Market Fund (the “Fund”), entered into a Capital Support Agreement, as subsequently amended (the “Agreement”), with Sun Life U.S., an affiliate of the Fund’s investment adviser, Sun Capital Advisers LLC, in order to prevent any losses that might be realized upon the ultimate disposition of the Fund’s investment in commercial paper issued by American General Finance Corporation (or any instrument received in exchange for such paper in an exchange offer, debt restructuring, reorganization or similar transaction, excepting only those qualifying as “Eligible Securities” as defined in paragraph (a)(10) of Rule 2a-7 of the 1940 Act, together referred to as “AGFC Commercial Paper”) from adversely affecting the Fund’s market-based net asset value. The Agreement was entered into at no cost to the Fund, and Sun Life U.S. is not entitled to obtain any shares or other property from the Fund in exchange for its participation in the Agreement or contributions of capital to the Fund pursuant to the Agreement.

The Agreement requires Sun Life U.S. to make capital contributions in cash to the Fund in amounts equal to the excess of the amortized cost value plus any accrued and unpaid interest on the AGFC Commercial Paper over the amount received by the Fund for such AGFC Commercial Paper, subject to an aggregate limit of $4.7 million plus the amount of any interest accrued in the period from October 27, 2008 to August 24, 2009, upon the occurrence of any of the following circumstances: a) sale of the AGFC Commercial Paper by the Fund for an amount less than amortized cost value; b) receipt of final payment on the AGFC Commercial Paper in an amount less than amortized cost value plus any accrued and unpaid interest; c) receipt of court-established proceeds in an amount less than amortized cost value or a court order discharging liability for payment on the AGFC Commercial Paper; and d) receipt of new securities that qualify as “Eligible Securities” in exchange for the AGFC Commercial Paper if the fair value of such new securities is less than the amortized cost value of the AGFC Commercial Paper. The Board of Trustees of the Trust has determined that Sun Life U.S.’s commitment under the Agreement is of comparable quality to a “First Tier Security” as defined in Rule 2a-7 of the 1940 Act.

The Fund treats amounts potentially contributable under the Agreement as an asset of the Fund in calculating its market-based net asset value (“NAV”). Until the disposition of the AGFC Commercial Paper in one of the above circumstances, such potential contributions may increase, decrease or be eliminated on any day the Fund calculates its market-based NAV per share due to changes in the market value of the AGFC Commercial Paper or other factors occurring prior to actual payment of the amount from Sun Life U.S. to the Fund. As of September 30, 2008, the amortized cost value of the AGFC Commercial Paper was $4,689,579, of which $4,650,744 is fair value of the AGFC Commercial Paper and $38,835 is potential contributions under the Agreement. The Agreement requires the Fund to sell any remaining investment in the AGFC Commercial Paper on the day preceding the Agreement’s expiration date, which will be no later than August 24, 2009.

4. SUBSEQUENT EVENT

In October 2008, the Fund enrolled in the U.S. Department of the Treasury’s (“U.S. Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”). Under the Program, the U.S. Treasury guarantees the $1.00 per share value of Fund shares outstanding as of September 19, 2008, subject to certain terms and limitations. The Program covers only the number of shares a shareholder (“Covered Shareholder”) held in the Fund as of the close of business on September 19, 2008 or the number of shares a shareholder holds if and when a guarantee event occurs, whichever is less. A guarantee event would occur if the Fund’s market-based net asset value per share falls below $0.995 and is not promptly cured. Upon the occurrence of a guarantee event, the Fund is required to liquidate and Covered Shareholders become entitled to receive $1.00 per “covered” share, subject to certain adjustments and to an overall limit (currently set at $50 billion) on payments available to all money market funds participating in the Program.

To participate in the Program during the initial period from September 19, 2008 to December 18, 2008, the Fund paid a fee to the U.S. Treasury equal to 0.01% of the net asset value of the Fund as of September 19, 2008. The Fund’s investment adviser, Sun Capital Advisers LLC, has agreed to cover the cost of this fee for the initial period of participation to the extent that the Fund’s gross expenses continue to exceed the Fund’s contractual expense limitation. The U.S. Treasury has recently announced that the Program will be extended for a second period spanning from December 19, 2008 to April 30, 2009, and the Board of Trustees of the Fund is presently considering whether to apply to participate for the extension period. If the U.S. Treasury extends the Program beyond April 30, 2009 to a date no later than September 18, 2009, the Board of Trustees of the Fund would again consider whether to continue to participate. Participation in any extension of the Program would require payment of an additional fee. There can be no assurance that the Fund will elect to participate, or be eligible to participate, in any extension of the Program.

Other Information

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov; and available for review and copying at the SEC's Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC- 0330.

Item 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the quarter ended September 30, 2008 that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*	/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President
(Chief Executive Officer)

Date: November 25, 2008

By (Signature and Title)*	/s/ JAMES F. ALBAN
James F. Alban, Treasurer
(Chief Financial Officer)

Date: November 25, 2008

*	Print name and title of each signing officer under his or her signature.